UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2007

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

click here Performance Summary

click here Information About Your Portfolio's Expenses

click here Management Summary

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2007

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.50% and 0.75% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2007.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2007)
DWS Small Cap Index VIP		6-Month+	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$10,624	$11,587	$14,376	$18,746	$21,601
	Average annual total return	6.24%	15.87%	12.86%	13.39%	8.13%
Russell 2000 Index	Growth of $10,000	$10,645	$11,643	$14,601	$19,153	$22,236
	Average annual total return	6.45%	16.43%	13.45%	13.88%	8.47%
DWS Small Cap Index VIP		6-Month+	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$10,609	$11,556	$14,273	$18,521	$16,806
	Average annual total return	6.09%	15.56%	12.59%	13.12%	10.58%
Russell 2000 Index	Growth of $10,000	$10,645	$11,643	$14,601	$19,153	$17,395
	Average annual total return	6.45%	16.43%	13.45%	13.88%	11.31%

The growth of $10,000 is cumulative.

+ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on August 22, 1997. Index returns began on August 31, 1997.
** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,062.40	$ 1,060.90
Expenses Paid per $1,000*	$ 2.56	$ 3.88
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,022.32	$ 1,021.03
Expenses Paid per $1,000*	$ 2.51	$ 3.81
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.50%	.76%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

Except for a period of weakness in late February and early March, equity markets were quite strong during the first half of 2007. By the end of May, most indices were at or near their all-time highs; markets were volatile with no pronounced trend in June. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 7.11% for the six-month period. Large-cap stocks (as measured by the Russell 1000® Index, with a return of 7.18%) performed modestly better than small-cap stocks (as measured by the Russell 2000® Index, which returned 6.45%); the mid-cap market (as measured by the Russell MidCap™ Index, with a return of 9.90%) performed better than large cap or small cap. Within the small-cap market, the Russell 2000® Growth Index posted a return of 9.33%, compared with 3.80% for the Russell 2000® Value Index.

The Portfolio returned 6.24% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally quite close to return of the index.

Eight of the 10 industry sectors within the Russell 2000 Index had positive returns for the six-month period. The strongest sector was materials, with a return above 20%, followed by industrials, energy, information technology and consumer staples, all of which had double-digit returns. The two sectors with negative returns were financials and utilities.

Brent Reeder
Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results.

Portfolio Summary

Asset Allocation (Excludes Securities Lending)	6/30/07	12/31/06

Common Stocks	93%	98%
Cash Equivalents	7%	2%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	6/30/07	12/31/06

Financials	21%	22%
Information Technology	18%	18%
Consumer Discretionary	16%	16%
Industrials	15%	14%
Health Care	12%	12%
Energy	6%	5%
Materials	5%	5%
Consumer Staples	3%	3%
Utilities	3%	3%
Telecommunication Services	1%	2%
	100%	100%
Ten Largest Equity Holdings (2.1% of Net Assets)
1. Polycom, Inc. Manufacturer of audio and data conferencing products	0.3%
2. Florida East Coast Industries, Inc. Holding company with interests in rail transportation and real estate	0.2%
3. FLIR Systems, Inc. Designs, manufactures and markets thermal imaging and broadcast camera systems	0.2%
4. CF Industries Holdings, Inc. Manufactures and distributes fertilizers	0.2%
5. Alexandria Real Estate Equities, Inc. Acquirer, manager and developer of office and laboratory space properties	0.2%
6. Equinix, Inc. Provider of core Internet exchange services	0.2%
7. Sotheby's Auctions fine arts, antiques and collectibles	0.2%
8. Lear Corp. Supplier of automotive interior systems to manufacturers worldwide	0.2%
9. Hologic, Inc. Manufactures and markets X-ray systems	0.2%
10. ValuClick, Inc. Provides Internet advertising solutions for publishers of Web sites and online advertisers	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 15.7%
Auto Components 1.0%
Aftermarket Technology Corp.*	7,700	228,536
American Axle & Manufacturing Holdings, Inc. (a)	12,500	370,250
Amerigon, Inc.*	8,200	147,518
ArvinMeritor, Inc. (a)	20,000	444,000
Cooper Tire & Rubber Co.	17,200	475,064
Drew Industries, Inc.*	4,800	159,072
Exide Technologies*	15,300	142,290
GenTek, Inc.*	3,800	133,836
Hayes Lemmerz International, Inc.*	32,500	173,875
Lear Corp.*	24,200	861,762
Modine Manufacturing Co.	10,906	246,476
Noble International Ltd.	3,050	62,342
Raser Technologies, Inc.* (a)	6,000	44,340
Sauer-Danfoss, Inc.	2,688	79,995
Spartan Motors, Inc.	10,150	172,753
Superior Industries International, Inc. (a)	6,400	139,264
Tenneco, Inc.*	12,500	438,000
Visteon Corp.*	36,200	293,220
		4,612,593
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	15,477	140,067
Monaco Coach Corp.	8,675	124,486
Winnebago Industries, Inc.	10,794	318,639
		583,192
Distributors 0.2%
Audiovox Corp. "A"*	5,400	70,038
Building Materials Holding Corp. (a)	10,800	153,252
Core-Mark Holding Co., Inc.*	2,300	82,754
Keystone Automotive Industries, Inc.*	5,700	235,809
LKQ Corp.*	12,700	313,182
Source Interlink Companies, Inc.* (a)	14,400	71,712
		926,747
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.*	8,900	346,299
Capella Education Co.*	2,500	115,075
Coinmach Service Corp. "A"	12,600	166,698
Coinstar, Inc.*	7,028	221,241
Corinthian Colleges, Inc.*	28,900	470,781
Cpi Corp.	2,000	139,000
DeVry, Inc.	19,200	653,184
Home Solutions of America, Inc.* (a)	15,300	91,494
INVESTools, Inc.*	17,600	175,296
Jackson Hewitt Tax Service, Inc.	9,000	252,990
Matthews International Corp. "A"	9,800	427,378
Pre-Paid Legal Services, Inc.*	2,378	152,929
Regis Corp.	12,400	474,300
Sotheby's	18,983	873,598
Steiner Leisure Ltd.*	6,100	299,632
Stewart Enterprises, Inc. "A"	26,900	209,551
Strayer Education, Inc.	4,860	640,111
Universal Technical Institute, Inc.*	6,300	159,957
	Shares	Value ($)

Vertrue, Inc.*	2,972	144,974
		6,014,488
Hotels Restaurants & Leisure 3.1%
AFC Enterprises, Inc.*	9,900	171,171
Ambassadors Group, Inc.	6,000	213,180
Ambassadors International, Inc.	3,500	116,410
Ameristar Casinos, Inc.	8,400	291,816
Applebee's International, Inc.	24,600	592,860
Bally Technologies, Inc.*	14,500	383,090
BJ's Restaurants, Inc.*	3,000	59,220
Bluegreen Corp.*	7,100	82,999
Bob Evans Farms, Inc.	12,642	465,858
Buffalo Wild Wings, Inc.*	4,200	174,678
California Pizza Kitchen, Inc.*	10,800	231,984
CBRL Group, Inc.	8,800	373,824
CEC Entertainment, Inc.*	7,950	279,840
Chipotle Mexican Grill, Inc. "B"*	9,200	723,396
Churchill Downs, Inc.	1,819	95,279
CKE Restaurants, Inc.	17,600	353,232
Denny's Corp.*	32,500	144,625
Domino's Pizza, Inc.	9,700	177,219
Dover Downs Gaming & Entertainment, Inc.	5,660	84,957
Gaylord Entertainment Co.*	11,400	611,496
Great Wolf Resorts, Inc.*	9,256	131,898
IHOP Corp.	4,700	255,821
Isle of Capri Casinos, Inc.* (a)	4,511	108,084
Jack in the Box, Inc.*	8,775	622,498
Jamba, Inc.* (a)	19,400	177,316
Krispy Kreme Doughnuts, Inc.* (a)	16,900	156,494
Landry's Restaurants, Inc.	4,500	136,170
LIFE TIME FITNESS, Inc.* (a)	10,500	558,915
Lodgian, Inc.*	4,874	73,256
Magna Entertainment Corp. "A"*	11,700	34,164
Marcus Corp.	4,850	115,236
McCormick & Schmick's Seafood Restaurants, Inc.*	2,535	65,758
Monarch Casino & Resort, Inc.*	3,800	102,030
Morgans Hotel Group Co.*	5,700	138,966
Morton's Restaurant Group, Inc.*	5,700	103,227
MTR Gaming Group, Inc.*	7,100	109,340
Multimedia Games, Inc.*	9,800	125,048
O'Charley's, Inc.	9,700	195,552
P.F. Chang's China Bistro, Inc.* (a)	7,072	248,934
Papa John's International, Inc.*	7,112	204,541
Peet's Coffee & Tea, Inc.*	4,200	103,446
Pinnacle Entertainment, Inc.*	16,700	470,105
Premier Exhibitions, Inc.*	10,100	159,176
RARE Hospitality International, Inc.*	11,475	307,186
Red Robin Gourmet Burgers, Inc.*	4,600	185,702
Riviera Holdings Corp.*	3,300	119,955
Ruby Tuesday, Inc.	15,421	406,035
Ruth's Chris Steak House, Inc.*	8,100	137,619
Shuffle Master, Inc.* (a)	12,125	201,275
Six Flags, Inc.* (a)	21,500	130,935
Sonic Corp.*	22,800	504,336
Speedway Motorsports, Inc.	4,554	182,069
Texas Roadhouse, Inc. "A"*	12,800	163,712
The Steak n Shake Co.*	8,075	134,772
Town Sports International Holdings, Inc.*	4,400	85,008
	Shares	Value ($)

Triarc Companies, Inc. "B"	16,400	257,480
Trump Entertainment Resorts, Inc.*	11,700	146,835
Vail Resorts, Inc.*	9,300	566,091
WMS Industries, Inc.*	10,750	310,245
		13,862,364
Household Durables 1.3%
American Greetings Corp. "A"	14,500	410,785
Avatar Holdings, Inc.*	2,200	169,268
Beazer Homes USA, Inc.	10,400	256,568
Blyth, Inc.	9,100	241,878
Brookfield Homes Corp. (a)	4,484	130,440
Champion Enterprises, Inc.* (a)	20,700	203,481
CSS Industries, Inc.	1,150	45,551
Ethan Allen Interiors, Inc.	7,400	253,450
Furniture Brands International, Inc. (a)	12,200	173,240
Helen of Troy Ltd.*	10,500	283,500
Hooker Furniture Corp.	3,400	76,296
Hovnanian Enterprises, Inc. "A"* (a)	10,500	173,565
iRobot Corp.* (a)	5,800	115,130
Kimball International, Inc. "B"	10,200	142,902
La-Z-Boy, Inc. (a)	13,200	151,272
Libbey, Inc.	5,200	112,164
Lifetime Brands, Inc. (a)	4,600	94,070
M/I Homes, Inc.	5,000	133,000
Meritage Homes Corp.* (a)	6,700	179,225
National Presto Industries, Inc.	900	56,106
Palm Harbor Homes, Inc.* (a)	3,050	43,157
Russ Berrie & Co., Inc.*	3,000	55,890
Sealy Corp.	10,300	170,156
Skyline Corp.	1,300	39,013
Standard Pacific Corp.	17,200	301,516
Syntax-Brillian Corp.* (a)	21,500	105,780
Tarragon Corp.*	3,450	29,187
Tempur-Pedic International, Inc. (a)	23,200	600,880
Tupperware Brands Corp.	19,790	568,765
Universal Electronics, Inc.*	5,341	193,985
WCI Communities, Inc.* (a)	11,400	190,152
		5,700,372
Internet & Catalog Retail 0.6%
1-800 Contacts, Inc.* (a)	8,029	188,360
1-800 FLOWERS.COM, Inc. "A"*	11,100	104,673
Blue Nile, Inc.* (a)	3,900	235,560
FTD Group, Inc.	5,110	94,075
Gaiam, Inc. "A"*	7,200	131,256
GSI Commerce, Inc.*	6,900	156,699
Netflix, Inc.* (a)	12,200	236,558
Overstock.com, Inc.* (a)	5,900	107,793
PetMed Express, Inc.*	8,200	105,288
Priceline.com, Inc.* (a)	10,816	743,492
Shutterfly, Inc.*	5,700	122,835
Stamps.com, Inc.*	7,100	97,838
Systemax, Inc. (a)	3,900	81,159
ValueVision Media, Inc. "A"*	11,600	131,312
		2,536,898
Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	4,200	83,160
Callaway Golf Co.	20,200	359,762
JAKKS Pacific, Inc.*	9,700	272,958
K2, Inc.*	13,800	209,622
	Shares	Value ($)

Leapfrog Enterprises, Inc.*	8,100	83,025
Marine Products Corp.	3,050	25,102
MarineMax, Inc.* (a)	6,300	126,126
Nautilus, Inc. (a)	12,075	145,383
Oakley, Inc.	8,788	249,579
Polaris Industries, Inc. (a)	10,000	541,600
RC2 Corp.*	7,019	280,830
Smith & Wesson Holding Corp.* (a)	10,800	180,900
Steinway Musical Instruments, Inc.	1,400	48,426
Sturm, Ruger & Co., Inc.*	4,200	65,184
		2,671,657
Media 2.3%
Arbitron, Inc.	8,200	422,546
Belo Corp. "A"	28,500	586,815
Carmike Cinemas, Inc.	6,100	133,956
Catalina Marketing Corp.	10,200	321,300
Charter Communications, Inc. "A"*	115,700	468,585
Cinemark Holdings, Inc.*	5,200	93,028
Citadel Broadcasting Corp.	63,300	408,285
CKX, Inc.* (a)	12,800	176,896
Courier Corp.	2,050	82,000
Cox Radio, Inc. "A"*	9,300	132,432
Crown Media Holdings, Inc.* (a)	4,100	29,520
Cumulus Media, Inc. "A"* (a)	14,300	133,705
DG Fastchannel, Inc.*	4,800	97,824
Emmis Communications Corp. "A"	14,394	132,569
Entercom Communications Corp.	9,000	224,010
Entravision Communications Corp. "A"*	16,400	171,052
Fisher Communications, Inc.*	1,500	76,185
GateHouse Media, Inc. (a)	4,500	83,475
Gemstar-TV Guide International, Inc.*	69,500	341,940
Global Sources Ltd.* (a)	3,300	74,910
Gray Television, Inc.	10,200	94,554
Harris Interactive, Inc.*	21,500	115,025
Interactive Data Corp.	12,600	337,428
Journal Communications, Inc. "A"	10,000	130,100
Knology, Inc.*	6,200	107,694
Lakes Entertainment, Inc.*	7,500	88,575
Lee Enterprises, Inc.	13,700	285,782
Lin TV Corp. "A"*	7,600	142,956
Live Nation, Inc.*	18,300	409,554
LodgeNet Entertainment Corp.*	7,954	255,005
Martha Stewart Living Omnimedia, Inc. "A" (a)	7,122	122,498
Marvel Entertainment, Inc.* (a)	14,500	369,460
Media General, Inc. "A"	8,500	282,795
Mediacom Communications Corp. "A"*	20,900	202,521
Morningstar, Inc.*	4,300	202,207
National CineMedia, Inc.*	12,200	341,722
Nexstar Broadcasting Group, Inc. "A"*	4,300	56,502
Playboy Enterprises, Inc. "B"*	9,760	110,581
PRIMEDIA, Inc.*	82,800	235,980
Radio One, Inc. "D"*	24,700	174,382
RCN Corp.*	10,600	199,174
Salem Communications Corp. "A"	2,018	22,380
Scholastic Corp.*	12,000	431,280
Sinclair Broadcast Group, Inc. "A"	15,218	216,400
Spanish Broadcasting System, Inc. "A"*	11,369	48,887
Sun-Times Media Group, Inc. "A"	22,700	119,175
	Shares	Value ($)

TiVo, Inc.* (a)	24,300	140,697
Valassis Communications, Inc.*	13,400	230,346
Value Line, Inc.	200	8,780
Westwood One, Inc.	19,800	142,362
World Wrestling Entertainment, Inc.	5,822	93,094
		9,908,929
Multiline Retail 0.2%
99 Cents Only Stores* (a)	11,400	149,454
Fred's, Inc.	15,468	206,962
Retail Ventures, Inc.*	8,300	133,879
The Bon-Ton Stores, Inc.	3,800	152,228
Tuesday Morning Corp. (a)	11,900	147,084
		789,607
Specialty Retail 3.4%
A.C. Moore Arts & Crafts, Inc.*	6,300	123,543
Aaron Rents, Inc.	12,150	354,780
Aeropostale, Inc.*	14,400	600,192
Asbury Automotive Group, Inc.	5,500	137,225
bebe stores, Inc.	8,900	142,489
Big 5 Sporting Goods Corp.	6,900	175,950
Blockbuster, Inc. "A"* (a)	63,600	274,116
Books-A-Million, Inc.	5,800	98,252
Borders Group, Inc. (a)	16,400	312,584
Brown Shoe Co., Inc.	11,625	282,720
Build-A-Bear-Workshop, Inc.*	6,100	159,454
Cabela's, Inc. "A"*	9,300	205,809
Cache, Inc.*	6,050	80,284
Casual Male Retail Group, Inc.* (a)	13,600	137,360
Cato Corp. "A"	10,050	220,497
Charlotte Russe Holding, Inc.*	9,100	244,517
Charming Shoppes, Inc.*	41,000	444,030
Children's Place Retail Stores, Inc.*	6,000	309,840
Christopher & Banks Corp.	9,475	162,496
Citi Trends, Inc.*	5,000	189,800
Conn's, Inc.* (a)	3,400	97,104
CSK Auto Corp.*	11,960	220,064
Deb Shops, Inc.	700	19,355
Dress Barn, Inc.*	16,200	332,424
DSW, Inc. "A"* (a)	6,100	212,402
Eddie Bauer Holdings, Inc.*	11,400	146,490
Gander Mountain Co.*	3,300	37,455
Genesco, Inc.*	6,200	324,322
Group 1 Automotive, Inc.	6,700	270,278
Guitar Center, Inc.*	9,600	574,176
Gymboree Corp.*	9,100	358,631
Haverty Furniture Companies, Inc.	5,000	58,350
Hibbett Sports, Inc.*	11,005	301,317
Hot Topic, Inc.*	16,275	176,909
J. Crew Group, Inc.*	11,200	605,808
Jo-Ann Stores, Inc.*	7,002	199,067
Jos. A. Bank Clothiers, Inc.*	6,221	257,985
Lithia Motors, Inc. "A"	4,700	119,098
Men's Wearhouse, Inc.	15,400	786,478
Midas, Inc.*	5,300	120,151
Monro Muffler Brake, Inc.	3,850	144,182
New York & Co., Inc.*	5,323	58,340
Pacific Sunwear of California, Inc.*	19,500	429,000
Payless ShoeSource, Inc.*	18,200	574,210
Pier 1 Imports, Inc. (a)	30,600	259,794
Rent-A-Center, Inc.*	23,000	603,290
Sally Beauty Holdings, Inc.*	22,500	202,500
	Shares	Value ($)

Select Comfort Corp.* (a)	17,200	278,984
Shoe Carnival, Inc.*	3,800	104,462
Sonic Automotive, Inc.	7,400	214,378
Stage Stores, Inc.	12,100	253,616
Stein Mart, Inc.	9,996	122,551
Talbots, Inc.	4,900	122,647
The Buckle, Inc.	3,239	127,617
The Finish Line, Inc. "A"	17,000	154,870
The Pep Boys — Manny, Moe & Jack	11,800	237,888
Tween Brands, Inc.*	8,544	381,062
West Marine, Inc.*	6,400	88,064
Wet Seal, Inc. "A"*	30,300	182,103
Zale Corp.*	12,800	304,768
Zumiez, Inc.*	4,200	158,676
		14,876,804
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.*	15,700	407,258
Cherokee, Inc.	3,900	142,506
Columbia Sportswear Co.	4,800	329,664
Deckers Outdoor Corp.*	3,500	353,150
Fossil, Inc.*	12,200	359,778
Heelys, Inc.* (a)	2,800	72,408
Iconix Brand Group, Inc.*	14,000	311,080
K-Swiss, Inc. "A"	7,500	212,475
Kellwood Co.	9,582	269,446
Kenneth Cole Productions, Inc. "A"	4,544	112,237
Maidenform Brands, Inc.*	8,408	166,983
Movado Group, Inc.	6,500	219,310
Oxford Industries, Inc.	3,700	164,058
Perry Ellis International, Inc.*	4,600	147,982
Quicksilver, Inc.*	33,700	476,181
Skechers USA, Inc. "A"*	4,589	133,998
Steven Madden Ltd.	7,500	245,700
Stride Rite Corp.	12,600	255,276
The Warnaco Group, Inc.*	14,300	562,562
Timberland Co. "A"*	13,200	332,508
True Religion Apparel, Inc.*	5,300	107,749
Under Armour, Inc. "A"*	6,500	296,725
UniFirst Corp.	3,400	149,770
Volcom, Inc.*	4,900	245,637
Weyco Group, Inc.	1,000	26,930
Wolverine World Wide, Inc.	14,800	410,108
		6,511,479
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	3,200	125,920
Central European Distribution Corp.* (a)	10,350	358,317
Coca-Cola Bottling Co.	1,100	55,330
Jones Soda Co.* (a)	8,600	120,572
MGP Ingredients, Inc.	4,500	76,050
National Beverage Corp.* (a)	3,820	43,968
		780,157
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	200	27,280
Casey's General Stores, Inc.	14,986	408,518
Great Atlantic & Pacific Tea Co., Inc.* (a)	4,368	146,503
Ingles Markets, Inc. "A"	4,400	151,580
Longs Drug Stores Corp.	8,883	466,535
Nash Finch Co.	4,700	232,650
	Shares	Value ($)

Pantry, Inc.*	7,700	354,970
Pathmark Stores, Inc.*	12,900	167,184
Performance Food Group Co.*	12,200	396,378
PriceSmart, Inc.	2,400	59,352
Ruddick Corp.	13,600	409,632
Spartan Stores, Inc.	7,400	243,534
The Andersons, Inc. (a)	5,500	249,315
The Topps Co., Inc.	14,796	155,506
United Natural Foods, Inc.*	14,365	381,822
Weis Markets, Inc.	2,500	101,275
Wild Oats Markets, Inc.* (a)	11,089	185,852
Winn-Dixie Stores, Inc.*	9,300	272,490
		4,410,376
Food Products 1.0%
Alico, Inc.	900	54,891
Cal-Maine Foods, Inc.	5,300	86,814
Chiquita Brands International, Inc. (a)	14,600	276,816
Darling International, Inc.*	25,900	236,726
Farmer Brothers Co.	1,200	27,156
Flowers Foods, Inc.	17,137	571,690
Fresh Del Monte Produce, Inc.	6,900	172,845
Green Mountain Coffee Roasters, Inc.*	2,200	173,228
Hain Celestial Group, Inc.*	12,482	338,761
Imperial Sugar Co. (a)	4,300	132,397
J & J Snack Foods Corp.	3,000	113,220
Lancaster Colony Corp.	7,700	322,553
Lance, Inc.	8,000	188,480
Maui Land & Pineapple Co., Inc.*	1,200	44,076
Pilgrim's Pride Corp.	11,000	419,870
Ralcorp Holdings, Inc.*	7,460	398,737
Reddy Ice Holdings, Inc.	4,380	124,918
Sanderson Farms, Inc.	5,850	263,367
Seaboard Corp.	100	234,500
Tootsie Roll Industries, Inc.	8,943	247,811
TreeHouse Foods, Inc.*	7,800	207,558
		4,636,414
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	219,351
Spectrum Brands, Inc.* (a)	13,800	93,426
WD-40 Co.	4,700	154,489
		467,266
Personal Products 0.4%
American Oriental Bioengineering, Inc.* (a)	13,200	117,480
Chattem, Inc.*	5,700	361,266
Elizabeth Arden, Inc.*	9,300	225,618
Inter Parfums, Inc.	1,300	34,606
Mannatech, Inc. (a)	6,100	96,929
Nu Skin Enterprises, Inc. "A"	14,244	235,026
Playtex Products, Inc.*	13,700	202,897
Prestige Brands Holdings, Inc.*	7,660	99,427
Revlon, Inc. "A"*	57,000	78,090
USANA Health Sciences, Inc.* (a)	3,100	138,694
		1,590,033
Tobacco 0.2%
Alliance One International, Inc.*	28,500	286,425
Universal Corp.	7,568	461,043
Vector Group Ltd. (a)	9,399	211,759
		959,227
	Shares	Value ($)

Energy 5.5%
Energy Equipment & Services 2.2%
Allis-Chalmers Energy, Inc.* (a)	7,800	179,322
Atwood Oceanics, Inc.*	7,300	500,926
Basic Energy Services, Inc.*	10,400	265,928
Bristow Group, Inc.*	5,800	287,390
Bronco Drilling Co., Inc.* (a)	9,667	158,635
Cal Dive International, Inc.*	3,800	63,194
CARBO Ceramics, Inc.	5,700	249,717
Complete Production Services, Inc.*	10,900	281,765
Dawson Geophysical Co.*	2,800	172,088
Dril-Quip, Inc.*	6,900	310,155
ENGlobal Corp.*	6,400	77,760
Geokinetics, Inc.*	2,700	83,781
Grey Wolf, Inc.*	50,000	412,000
Gulf Island Fabrication, Inc.	4,400	152,680
GulfMark Offshore, Inc.*	7,900	404,638
Hanover Compressor Co.*	25,900	617,715
Hercules Offshore, Inc.* (a)	9,200	297,896
Horizon Offshore, Inc.*	11,300	216,960
Hornbeck Offshore Services, Inc.*	6,400	248,064
Input/Output, Inc.* (a)	18,500	288,785
Lufkin Industries, Inc.	4,800	309,840
Matrix Service Co.*	8,300	206,255
NATCO Group, Inc. "A"*	6,200	285,448
Newpark Resources, Inc.*	22,425	173,794
Oil States International, Inc.*	13,200	545,688
Parker Drilling Co.*	29,600	311,984
PHI, Inc. (Non-Voting)*	3,200	95,328
Pioneer Drilling Co.*	13,800	205,758
RPC, Inc.	9,750	166,140
SulphCo, Inc.* (a)	8,300	29,963
Superior Offshore International, Inc.*	4,800	87,360
Superior Well Services, Inc.*	6,348	161,303
T-3 Energy Services, Inc.*	2,500	83,625
Trico Marine Services, Inc.*	4,800	196,224
Union Drilling, Inc.*	4,300	70,606
Universal Compression Holdings, Inc.*	9,900	717,453
W-H Energy Services, Inc.*	8,500	526,235
Willbros Group, Inc.*	8,200	243,376
		9,685,779
Oil, Gas & Consumable Fuels 3.3%
Alon USA Energy, Inc.	4,777	210,236
Alpha Natural Resources, Inc.*	17,830	370,686
Arena Resources, Inc.*	3,600	209,196
Arlington Tankers Ltd.	1,600	45,888
Atlas America, Inc.	7,398	397,495
ATP Oil & Gas Corp.*	7,300	355,072
Aventine Renewable Energy Holdings, Inc.* (a)	8,400	142,548
Berry Petroleum Co. "A"	13,600	512,448
Bill Barrett Corp.*	7,960	293,167
Bois d'Arc Energy, Inc.*	3,405	57,987
Brigham Exploration Co.*	19,200	112,704
Callon Petroleum Co.*	9,300	131,781
Carrizo Oil & Gas, Inc.*	7,900	327,613
Clayton Williams Energy, Inc.*	1,900	50,293
Clean Energy Fuels Corp.*	6,400	80,384
Comstock Resources, Inc.*	11,324	339,380
Contango Oil & Gas Co.*	4,500	163,305
	Shares	Value ($)

Crosstex Energy, Inc. (a)	13,000	373,490
Delek US Holdings, Inc.	2,200	58,630
Delta Petroleum Corp.* (a)	20,300	407,624
Double Hull Tankers, Inc.	9,400	146,546
Edge Petroleum Corp.*	10,900	152,709
Encore Aquisition Co.*	14,800	411,440
Energy Partners Ltd.*	10,809	180,402
Evergreen Energy, Inc.* (a)	21,300	128,439
EXCO Resources, Inc.*	16,500	287,760
FX Energy, Inc.*	12,900	118,035
General Maritime Corp.	6,800	182,104
GeoGlobal Resources, Inc.* (a)	9,700	49,373
Geomet, Inc.*	2,900	22,214
GMX Resources, Inc.* (a)	4,500	155,700
Golar LNG Ltd.	11,800	196,588
Goodrich Petroleum Corp.* (a)	4,800	166,224
Gulfport Energy Corp.*	3,700	73,926
Harvest Natural Resources, Inc.*	15,000	178,650
International Coal Group, Inc.* (a)	33,200	198,536
Knightsbridge Tankers Ltd.	6,700	204,417
Mariner Energy, Inc.*	23,760	576,180
MarkWest Hydrocarbon, Inc.	2,200	126,346
McMoRan Exploration Co.*	9,500	133,000
Meridian Resource Corp.*	18,700	56,474
NGP Capital Resources Co.	7,800	130,416
Nordic American Tanker Shipping Ltd. (a)	6,700	273,628
Pacific Ethanol, Inc.* (a)	12,710	167,772
Parallel Petroleum Corp.* (a)	12,800	280,320
Penn Virginia Corp.	10,500	422,100
Petrohawk Energy Corp.*	47,775	757,711
Petroleum Development Corp.*	5,178	245,851
PetroQuest Energy, Inc.*	15,000	218,100
Rentech, Inc.* (a)	54,400	140,896
Rosetta Resources, Inc.*	17,052	367,300
Ship Finance International Ltd.	8,000	237,440
Stone Energy Corp.*	6,979	239,101
Swift Energy Co.*	7,720	330,107
Toreador Resources Corp.* (a)	6,100	91,500
TXCO Resources, Inc.*	13,500	138,780
Uranium Resources, Inc.*	17,800	196,334
USEC, Inc.*	24,533	539,235
VAALCO Energy, Inc.*	18,900	91,287
Venoco, Inc.*	3,600	67,212
VeraSun Energy Corp.*	7,900	114,392
Warren Resources, Inc.*	16,900	197,392
Whiting Petroleum Corp.*	10,000	405,200
World Fuel Services Corp.	7,400	311,244
		14,348,308
Financials 20.8%
Capital Markets 1.6%
Apollo Investment Corp.	31,923	686,983
Ares Capital Corp.	24,700	416,195
Calamos Asset Management, Inc. "A"	8,500	217,175
Capital Southwest Corp.	700	109,053
Cohen & Steers, Inc.	5,600	243,320
Cowen Group Inc.*	3,000	53,730
Evercore Partners Inc. "A"	4,000	119,080
FCStone Group, Inc.* (a)	2,100	120,351
GAMCO Investors, Inc. "A"	2,100	117,705
GFI Group, Inc.*	5,540	401,539
Gladstone Capital Corp. (a)	3,400	72,964
	Shares	Value ($)

Greenhill & Co., Inc. (a)	5,000	343,550
Hercules Technology Growth Capital, Inc.	10,500	141,855
HFF, Inc. "A"*	6,500	100,815
KBW, Inc.*	7,500	220,350
Knight Capital Group, Inc. "A"*	33,700	559,420
LaBranche & Co., Inc.*	13,200	97,416
MCG Capital Corp.	22,300	357,246
MVC Capital, Inc.	8,300	156,123
optionsXpress Holdings, Inc.	14,110	362,062
Patriot Capital Funding, Inc.	8,400	124,740
PennantPark Investment Corp.	1,200	16,848
Penson Worldwide, Inc.*	2,900	71,137
Piper Jaffray Companies, Inc.*	5,394	300,608
Prospect Capital Corp. (a)	3,200	55,904
Sanders Morris Harris Group, Inc.	2,000	23,280
Stifel Financial Corp.* (a)	3,900	229,671
SWS Group, Inc.	8,166	176,549
Thomas Weisel Partners Group, Inc.*	4,200	69,930
Tradestation Group, Inc.*	11,500	133,975
US Global Investors, Inc. "A"	4,100	92,947
Waddell & Reed Financial, Inc. "A"	26,000	676,260
		6,868,781
Commercial Banks 5.9%
Abington Bancorp, Inc.	7,900	75,445
Alabama National BanCorp.	6,000	371,040
AMCORE Financial, Inc.	8,813	255,489
AmericanWest Bancorp.	1,990	36,278
Ameris Bancorp	2,760	62,017
BancFirst Corp.	1,100	47,102
Banco Latinoamericano de Exportaciones SA "E"	5,500	103,400
Bank of the Ozarks, Inc.	3,400	94,758
BankFinancial Corp.	5,200	80,340
Banner Corp.	2,700	91,962
Boston Private Financial Holdings, Inc.	13,656	366,937
Capital City Bank Group, Inc. (a)	2,743	85,966
Capital Corp. of the West	2,720	65,171
Capitol Bancorp., Ltd. (a)	5,600	153,048
Cascade Bancorp.	9,025	208,839
Cathay General Bancorp.	15,236	511,015
Centennial Bank Holdings, Inc.*	14,800	125,356
Center Financial Corp.	3,800	64,296
Central Pacific Financial Corp.	10,212	337,098
Chemical Financial Corp.	9,744	252,077
Chittenden Corp.	16,226	567,099
Citizens Republic Bancorp., Inc.	26,420	483,486
City Holding Co.	4,900	187,817
CoBiz, Inc.	3,000	54,360
Columbia Banking System, Inc.	4,218	123,377
Community Bancorp.*	4,100	114,718
Community Bank System, Inc.	9,700	194,194
Community Banks, Inc.	5,840	188,165
Community Trust Bancorp., Inc.	3,129	101,067
CVB Financial Corp.	17,384	193,310
Enterprise Financial Services Corp.	2,041	50,739
First BanCorp. Puerto Rico	23,800	261,562
First BanCorp.-North Carolina	2,750	51,508
First Charter Corp.	8,600	167,442
First Commonwealth Financial Corp. (a)	22,582	246,595
First Community Bancorp.	9,284	531,138
	Shares	Value ($)

First Community Bancshares, Inc.	2,349	73,265
First Financial Bancorp. — Indiana	7,042	105,560
First Financial Bankshares, Inc.	4,686	181,864
First Financial Corp. — Indiana	2,510	73,694
First Indiana Corp.	2,225	49,217
First Merchants Corp.	4,628	111,211
First Midwest Bancorp., Inc.	17,300	614,323
First Regional Bancorp.*	1,535	39,050
First Republic Bank	8,050	431,963
First Source Corp.	2,749	68,505
First South Bancorp, Inc. (a)	2,000	53,800
First State Bancorp.	8,500	180,965
FirstMerit Corp.	28,100	588,133
FNB Corp. — Pennsylvania (a)	21,200	354,888
Frontier Financial Corp. (a)	13,630	307,084
Glacier Bancorp., Inc.	14,537	295,828
Great Southern Bancorp, Inc.	2,000	54,100
Greater Bay Bancorp.	17,600	489,984
Greene Bancshares, Inc.	2,244	70,147
Hancock Holding Co.	9,600	360,480
Hanmi Financial Corp.	14,642	249,793
Harleysville National Corp.	6,730	108,488
Heartland Financial USA, Inc.	2,850	69,255
Heritage Commerce Corp.	2,100	49,728
Home Bancshares, Inc.	3,200	72,160
Horizon Financial Corp.	3,575	77,899
IBERIABANK Corp.	3,775	186,674
Independent Bank Corp. — Massachusetts	3,900	115,206
Independent Bank Corp. — Michigan	7,732	133,068
Integra Bank Corp.	5,022	107,822
International Bancshares Corp.	12,110	310,258
Investors Bancorp, Inc.*	17,000	228,310
Irwin Financial Corp.	5,600	83,832
Lakeland Bancorp, Inc. (a)	2,748	36,548
Lakeland Financial Corp.	2,100	44,667
Macatawa Bank Corp.	4,511	71,770
MainSource Financial Group, Inc.	2,558	42,949
MB Financial, Inc.	13,372	464,543
Midwest Banc Holdings, Inc. (a)	5,200	75,400
Nara Bancorp, Inc.	8,300	132,219
National Penn Bancshares, Inc.	11,636	194,088
NBT Bancorp, Inc.	9,297	209,740
Old National Bancorp.	23,802	395,351
Old Second Bancorp, Inc.	2,598	75,758
Omega Financial Corp.	2,700	72,603
Oriental Financial Group, Inc.	4,942	53,917
Pacific Capital Bancorp.	16,044	432,867
Park National Corp.	3,450	292,526
Peoples Bancorp, Inc.	3,595	97,317
Pinnacle Financial Partners, Inc.*	3,400	99,825
Preferred Bank, Los Angeles	2,950	118,000
PrivateBancorp, Inc.	7,600	218,880
Prosperity Bancshares, Inc.	10,100	330,876
Provident Bankshares Corp.	11,297	370,316
Renasant Corp.	3,000	68,220
Republic Bancorp., Inc. "A"	1,236	20,505
Royal Bancshares of Pennsylvania, Inc. "A"	243	4,790
S&T Bancorp, Inc.	6,060	199,374
S.Y.	2,260	53,698
Sandy Spring Bancorp., Inc.	4,400	138,336
Santander BanCorp.	884	13,136
	Shares	Value ($)

SCBT Financial Corp.	1,593	57,985
Seacoast Banking Corp. of Florida	6,260	136,155
Security Bank Corp.	2,800	56,280
Sierra Bancorp.	600	16,920
Signature Bank*	10,300	351,230
Simmons First National Corp. "A"	2,700	74,493
South Financial Group, Inc.	17,400	393,936
Southside Bancshares, Inc. (a)	1,570	34,100
Southwest Bancorp., Inc.	3,800	91,352
Sterling Bancorp.	6,418	102,881
Sterling Bancshares, Inc.	26,737	302,395
Sterling Financial Corp.	16,711	483,616
Sterling Financial Corp. — Pennsylvania	10,528	110,755
Suffolk Bancorp.	2,000	63,840
Sun Bancorp, Inc.*	3,455	58,288
Superior Bancorp.*	5,100	52,173
Susquehanna Bancshares, Inc.	18,947	423,844
SVB Financial Group*	11,700	621,387
Taylor Capital Group, Inc.	1,300	35,789
Texas Capital Bancshares, Inc.*	9,300	207,855
The Bancorp, Inc.*	2,884	64,486
Tompkins Financial Corp.	1,710	63,954
TriCo Bancshares	3,100	69,316
Trustmark Corp.	16,700	431,862
U. S. B Holding Co., Inc.	2,503	47,707
UCBH Holdings, Inc.	33,800	617,526
UMB Financial Corp.	11,384	419,728
Umpqua Holdings Corp.	21,793	512,353
Union Bankshares Corp.	2,600	60,320
United Bankshares, Inc.	12,900	410,220
United Community Banks, Inc. (a)	12,900	333,981
United Securities Bancshares (a)	1,200	24,456
Univest Corp. of Pennsylvania	2,050	46,166
Vineyard National Bancorp. Co.	1	11
Virginia Commerce Bancorp, Inc.*	4,515	76,349
W Holding Co., Inc. (a)	26,300	69,432
Washington Trust Bancorp, Inc.	2,500	63,025
WesBanco, Inc.	5,200	153,400
West Coast Bancorp.	4,200	127,638
Westamerica Bancorp.	10,900	482,216
Western Alliance Bancorp.*	3,039	90,714
Wilshire Bancorp, Inc.	5,700	69,426
Wintrust Financial Corp.	6,750	295,987
Yardville National Bancorp.	4,900	167,335
		25,901,866
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	19,450	345,043
Advanta Corp. "B"	10,950	340,983
Cash America International, Inc.	7,800	309,270
CompuCredit Corp.* (a)	7,093	248,397
Credit Acceptance Corp.*	2,037	54,653
Dollar Financial Corp.*	5,800	165,300
EZCORP, Inc. "A"*	11,700	154,908
First Cash Financial Services, Inc.*	9,200	215,648
Nelnet, Inc. "A"	3,600	87,984
QC Holdings, Inc.	932	13,980
World Acceptance Corp.*	6,200	264,926
		2,201,092
Diversified Financial Services 0.6%
Asset Acceptance Capital Corp.*	4,934	87,332
ASTA Funding, Inc. (a)	4,200	161,406
	Shares	Value ($)

Compass Diversified Trust	3,700	65,971
Financial Federal Corp.	10,050	299,691
Freedom Acquisition Holdings, Inc.*	15,400	169,554
Interactive Brokers Group, Inc. "A"*	13,400	363,542
International Securities Exchange, Inc.	11,100	725,385
Marathon Acquisition Corp.*	4,900	38,612
MarketAxess Holdings, Inc.*	11,200	201,488
NewStar Financial, Inc.*	4,000	56,920
NTR Acquisition Co.*	4,199	39,764
PICOHoldings, Inc.*	4,100	177,366
Portfolio Recovery Associates, Inc. (a)	5,500	330,110
Primus Guaranty Ltd.*	9,300	99,696
Resource America, Inc.	4,300	88,623
		2,905,460
Insurance 3.8%
21st Century Insurance Group	7,600	166,136
Alfa Corp.	8,100	126,117
American Equity Investment Life Holding Co.	20,172	243,678
American Physicians Capital, Inc.*	3,900	157,950
Amerisafe, Inc.*	7,000	137,410
AmTrust Financial Services, Inc. (a)	9,700	182,263
Argonaut Group, Inc.*	11,900	371,399
Aspen Insurance Holdings Ltd.	28,900	811,223
Assured Guaranty Ltd.	17,800	526,168
Baldwin & Lyons, Inc.	1,825	47,414
Bristol West Holdings, Inc.	3,700	82,769
CNA Surety Corp.*	2,750	52,002
Commerce Group, Inc. (a)	17,200	597,184
Crawford & Co. "B"	3,900	26,364
Delphi Financial Group, Inc. "A"	15,031	628,596
Donegal Group, Inc. "A"	2,466	36,743
eHealth, Inc.*	5,100	97,359
EMC Insurance Group, Inc.	900	22,338
Employers Holdings, Inc.	16,500	350,460
Enstar Group Ltd.*	1,600	193,136
FBL Financial Group, Inc.	3,216	126,453
First Acceptance Corp.*	3,005	30,531
First Mercury Financial Corp.*	3,300	69,201
FPIC Insurance Group, Inc.*	4,100	167,157
Great American Financial Resources, Inc.	2,204	53,315
Greenlight Capital Re Ltd. "A"*	4,700	105,891
Harleysville Group, Inc.	4,500	150,120
Hilb, Rogal & Hobbs Co.	11,000	471,460
Horace Mann Educators Corp.	11,368	241,456
Independence Holding Co.	440	8,989
Infinity Property & Casualty Corp.	6,700	339,891
IPC Holdings Ltd.	21,400	691,006
James River Group, Inc.	1,720	57,156
Kansas City Life Insurance Co.	700	32,564
LandAmerica Financial Group, Inc.	4,700	453,503
Max Capital Group Ltd.	20,300	574,490
Meadowbrook Insurance Group, Inc.*	10,000	109,600
Montpelier Re Holdings Ltd. (a)	30,100	558,054
National Financial Partners Corp.	10,700	495,517
National Interstate Corp.	3,469	90,472
National Western Life Insurance Co. "A"	500	126,460
	Shares	Value ($)

Navigators Group, Inc.*	3,800	204,820
NYMAGIC, Inc.	900	36,180
Odyssey Re Holdings Corp.	10,002	428,986
Ohio Casualty Corp.	19,142	829,040
Phoenix Companies, Inc.	37,900	568,879
Platinum Underwriters Holdings Ltd.	15,800	549,050
PMA Capital Corp. "A"*	9,900	105,831
Presidential Life Corp.	6,200	121,892
ProAssurance Corp.*	9,627	535,935
RAM Holdings Ltd.*	2,100	33,075
RLI Corp.	6,600	369,270
Safety Insurance Group, Inc.	5,400	223,560
Scottish Re Group Ltd.*	20,100	98,289
Seabright Insurance Holdings*	8,212	143,546
Security Capital Assurance Ltd.	8,800	271,656
Selective Insurance Group, Inc.	16,900	454,272
State Auto Financial Corp.	3,200	98,080
Stewart Information Services Corp.	5,200	207,116
The Midland Co.	2,500	117,350
Tower Group, Inc.	7,500	239,250
United America Indemnity Ltd. "A"*	5,000	124,350
United Fire & Casualty Co.	6,300	222,894
Universal American Financial Corp.*	13,600	289,408
Zenith National Insurance Corp.	12,050	567,434
		16,650,158
Real Estate Investment Trusts 6.5%
Acadia Realty Trust (REIT)	7,227	187,541
Agree Realty Corp. (REIT)	2,900	90,625
Alesco Financial, Inc. (REIT)	21,900	178,047
Alexander's, Inc. (REIT)*	700	282,975
Alexandria Real Estate Equities, Inc. (REIT)	9,697	938,864
American Campus Communities, Inc. (REIT)	6,500	183,885
American Financial Realty Trust (REIT)	36,300	374,616
American Home Mortgage Investment Corp. (REIT) (a)	12,835	235,907
Anthracite Capital, Inc. (REIT)	17,800	208,260
Anworth Mortgage Asset Corp. (REIT)	9,500	85,975
Arbor Realty Trust, Inc. (REIT)	5,700	147,117
Ashford Hospitality Trust (REIT)	34,732	408,448
BioMed Realty Trust, Inc. (REIT)	21,000	527,520
Capital Lease Funding, Inc. (REIT)	14,300	153,725
Capital Trust, Inc. "A" (REIT)	4,400	150,216
CBRE Realty Finance, Inc. (REIT)	4,800	57,072
Cedar Shopping Centers, Inc. (REIT)	9,900	142,065
Corporate Office Properties Trust (REIT)	13,300	545,433
Cousins Properties, Inc. (REIT)	13,100	380,031
Crescent Real Estate Equities Co. (REIT)	26,900	603,636
Crystal River Capital, Inc. (REIT)	5,200	126,256
DCT Industrial Trust, Inc. (REIT)	56,000	602,560
Deerfield Triarc Capital Corp. (REIT)	12,000	175,560
DiamondRock Hospitality Co. (REIT)	25,200	480,816
Digital Realty Trust, Inc. (REIT)	14,300	538,824
EastGroup Properties, Inc. (REIT)	5,400	236,628
Education Realty Trust, Inc. (REIT)	11,890	166,817
	Shares	Value ($)

Entertainment Properties Trust (REIT)	8,275	445,029
Equity Inns, Inc. (REIT)	19,000	425,600
Equity Lifestyle Properties, Inc. (REIT)	7,000	365,330
Equity One, Inc. (REIT)	14,050	358,978
Extra Space Storage, Inc. (REIT)	16,400	270,600
FelCor Lodging Trust, Inc. (REIT)	16,531	430,302
First Industrial Realty Trust, Inc. (REIT)	15,800	612,408
First Potomac Realty Trust (REIT)	9,900	230,571
Franklin Street Properties Corp. (REIT) (a)	15,619	258,338
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	42,400	231,504
Getty Realty Corp. (REIT)	3,400	89,352
Glimcher Realty Trust (REIT) (a)	13,600	340,000
GMH Communities Trust (REIT)	9,500	92,055
Gramercy Capital Corp. (REIT)	4,200	115,668
Healthcare Realty Trust, Inc. (REIT)	17,000	472,260
Hersha Hospitality Trust (REIT)	9,600	113,472
Highland Hospitality Corp. (REIT)	15,100	289,920
Highwoods Properties, Inc. (REIT)	19,100	716,250
Home Properties, Inc. (REIT)	9,300	482,949
Impac Mortgage Holdings, Inc. (REIT) (a)	19,400	89,434
Inland Real Estate Corp. (REIT)	20,800	353,184
Innkeepers USA Trust (REIT)	18,000	319,140
Investors Real Estate Trust (REIT)	8,500	87,805
Jer Investors Trust, Inc. (REIT)	5,500	82,500
Kite Realty Group Trust (REIT)	5,800	110,316
LaSalle Hotel Properties (REIT)	11,200	486,304
Lexington Realty Trust (REIT) (a)	22,980	477,984
LTC Properties, Inc. (REIT)	4,900	111,475
Luminent Mortgage Capital, Inc. (REIT) (a)	18,114	182,770
Maguire Properties, Inc. (REIT)	11,000	377,630
Medical Properties Trust, Inc. (REIT) (a)	14,446	191,121
MFA Mortgage Investments, Inc. (REIT)	19,700	143,416
Mid-America Apartment Communities, Inc. (REIT)	9,100	477,568
National Health Investors, Inc. (REIT)	6,400	203,008
National Retail Properties, Inc. (REIT)	18,700	408,782
Nationwide Health Properties, Inc. (REIT) (a)	29,300	796,960
Newcastle Investment Corp. (REIT)	14,600	366,022
NorthStar Realty Finance Corp. (REIT)	18,134	226,856
NovaStar Financial, Inc. (REIT) (a)	14,100	98,418
OMEGA Healthcare Investors, Inc. (REIT)	16,152	255,686
Parkway Properties, Inc. (REIT)	6,000	288,180
Pennsylvania Real Estate Investment Trust (REIT)	10,712	474,863
Post Properties, Inc. (REIT)	14,600	761,098
Potlatch Corp. (REIT)	10,426	448,839
PS Business Parks, Inc. (REIT)	3,900	247,143
RAIT Investment Trust (REIT)	17,700	460,554
Ramco-Gershenson Properties Trust (REIT)	6,400	229,952
Realty Income Corp. (REIT) (a)	32,285	813,259
Redwood Trust, Inc. (REIT)	5,300	256,414
	Shares	Value ($)

Republic Property Trust (REIT)	11,500	140,875
Resource Capital Corp. (REIT)	3,400	47,532
Saul Centers, Inc. (REIT)	2,400	108,840
Senior Housing Properties Trust (REIT)	21,600	439,560
Sovran Self Storage, Inc. (REIT)	4,600	221,536
Spirit Finance Corp. (REIT)	31,160	453,690
Strategic Hotels & Resorts, Inc. (REIT) (a)	19,400	436,306
Sun Communities, Inc. (REIT)	7,500	223,275
Sunstone Hotel Investors, Inc. (REIT)	17,500	496,825
Tanger Factory Outlet Centers, Inc. (REIT)	7,700	288,365
U-Store-It Trust (REIT)	16,900	276,991
Universal Health Realty Income Trust (REIT)	3,900	129,870
Urstadt Biddle Properties "A" (REIT)	3,600	61,236
Washington Real Estate Investment Trust (REIT)	16,000	544,000
Winston Hotels, Inc. (REIT)	12,100	181,500
Winthrop Realty Trust (REIT)	7,100	49,061
		28,476,148
Real Estate Management & Development 0.2%
Affordable Residential Communities, Inc.*	11,926	140,965
Consolidated-Tomoka Land Co.	1,600	110,864
Grubb & Ellis Co.*	7,000	81,200
Meruelo Maddux Properties, Inc.*	13,200	107,712
Move, Inc.*	29,600	132,608
Tejon Ranch Co.* (a)	2,500	110,500
Thomas Properties Group, Inc.	4,200	67,116
		750,965
Thrifts & Mortgage Finance 1.7%
Accredited Home Lenders Holding Co.* (a)	7,644	104,493
Anchor BanCorp Wisconsin, Inc.	6,700	175,473
Bank Mutual Corp.	23,341	269,122
BankAtlantic Bancorp., Inc. "A"	16,900	145,509
BankUnited Financial Corp. "A"	11,800	236,826
Berkshire Hills Bancorp., Inc.	1,600	50,416
Brookline Bancorp, Inc.	19,935	229,452
Centerline Holding Co.	12,700	228,600
City Bank	3,061	96,452
Clifton Savings Bancorp, Inc.	1,600	17,344
Corus Bankshares, Inc. (a)	14,200	245,092
Delta Financial Corp. (a)	6,400	78,528
Dime Community Bancshares	8,969	118,301
Downey Financial Corp. (a)	5,900	389,282
Federal Agricultural Mortgage Corp. "C"	4,300	147,146
First Busey Corp.	3,100	61,969
First Financial Holdings, Inc.	2,600	85,046
First Niagara Financial Group, Inc.	32,179	421,545
First Place Financial Corp.	3,000	63,360
FirstFed Financial Corp.*	4,600	260,958
Flagstar Bancorp., Inc.	12,550	151,227
Flushing Financial Corp.	4,000	64,240
Franklin Bank Corp.*	10,300	153,470
Fremont General Corp. (a)	18,000	193,680
ITLA Capital Corp.	1,900	99,028
Kearny Financial Corp.	4,497	60,620
KNBT Bancorp, Inc.	6,300	92,610
	Shares	Value ($)

MAF Bancorp, Inc.	10,760	583,838
NASB Financial, Inc.	400	13,460
NewAlliance Bancshares, Inc.	38,500	566,720
NeXcen Brands, Inc.*	13,700	152,618
Northwest Bancorp, Inc.	3,600	94,104
Ocwen Financial Corp.*	12,700	169,291
Partners Trust Financial Group, Inc.	14,695	154,297
PFF Bancorp., Inc.	8,490	237,126
Provident Financial Services, Inc.	18,464	290,993
Provident New York Bancorp.	10,178	137,505
Rockville Financial, Inc.	900	13,590
Roma Financial Corp. (a)	2,900	48,053
TierOne Corp.	6,800	204,680
Triad Guaranty, Inc.*	4,600	183,678
TrustCo Bank Corp. (a)	21,983	217,192
United Community Financial Corp.	8,242	82,255
ViewPoint Financial Group	3,400	58,514
Wauwatosa Holdings, Inc.*	3,020	49,951
WSFS Financial Corp.	1,600	104,688
		7,602,342
Health Care 11.9%
Biotechnology 3.0%
Acadia Pharmaceuticals, Inc.*	10,491	143,412
Acorda Therapeutics, Inc.*	7,500	127,950
Alexion Pharmaceuticals, Inc.*	11,635	524,273
Alkermes, Inc.*	27,700	404,420
Alnylam Pharmaceuticals, Inc.* (a)	9,700	147,343
Altus Pharmaceuticals, Inc.*	3,600	41,544
Amicus Therapeutics, Inc.*	6,600	75,900
Applera Corp.-Celera Genomics Group*	20,300	251,720
Arena Pharmaceuticals, Inc.* (a)	20,100	220,899
ARIAD Pharmaceuticals, Inc.* (a)	25,400	139,446
ArQule, Inc.*	12,200	86,010
Array BioPharma, Inc.*	13,800	161,046
Bioenvision, Inc.*	18,600	107,508
BioMarin Pharmaceutical, Inc.*	30,828	553,054
Cell Genesys, Inc.* (a)	26,800	89,780
Cepheid, Inc.*	18,600	271,560
Cubist Pharmaceuticals, Inc.*	15,457	304,657
CV Therapeutics, Inc.*	19,422	256,565
Cytokinetics, Inc.*	5,200	29,380
CytRx Corp.*	29,800	92,976
Dendreon Corp.* (a)	27,600	195,408
Digene Corp.*	7,000	420,350
Encysive Pharmaceuticals, Inc.* (a)	29,546	52,592
Enzon Pharmaceuticals, Inc.* (a)	18,000	141,300
Genomic Health, Inc.* (a)	5,141	96,651
GenVec, Inc.*	25,500	59,925
Geron Corp.* (a)	25,100	176,704
GTx, Inc.*	3,046	49,315
Halozyme Therapeutics, Inc.*	16,500	152,295
Human Genome Sciences, Inc.*	44,100	393,372
Idenix Pharmaceuticals, Inc.*	7,604	44,864
Immunomedics, Inc.*	20,900	86,735
Incyte Corp.*	28,600	171,600
Indevus Pharmaceuticals, Inc.*	21,100	142,003
InterMune, Inc.* (a)	9,100	236,054
Isis Pharmaceuticals, Inc.*	27,668	267,826
Keryx Biopharmaceuticals, Inc.*	15,200	148,504
LifeCell Corp.*	11,300	345,102
Ligand Pharmaceuticals, Inc. "B"	22,800	156,864
	Shares	Value ($)

Mannkind Corp.* (a)	14,800	182,484
Martek Biosciences Corp.*	11,100	288,267
Maxygen, Inc.*	6,100	52,277
Medarex, Inc.*	35,400	505,866
Metabolix, Inc.*	5,500	137,665
Momenta Pharmaceutical, Inc.* (a)	6,000	60,480
Myriad Genetics, Inc.* (a)	12,000	446,280
Nabi Biopharmaceuticals* (a)	19,133	88,012
Neurocrine Biosciences, Inc.*	13,000	145,990
Novacea, Inc.*	3,700	34,965
Omrix Biopharmaceuticals, Inc.*	5,200	163,592
Onyx Pharmaceuticals, Inc.*	13,200	355,080
OSI Pharmaceuticals, Inc.*	15,800	572,118
Osiris Therapeutics, Inc.* (a)	5,100	68,901
Pharmion Corp.*	8,700	251,865
Progenics Pharmaceuticals, Inc.*	8,100	174,717
Protalix BioTherapeutics, Inc.*	8,800	237,512
Regeneron Pharmaceuticals, Inc.*	20,559	368,417
Rigel Pharmaceuticals, Inc.*	8,200	73,062
Savient Pharmaceuticals, Inc.*	17,389	215,971
Seattle Genetics, Inc.*	9,100	89,271
Senomyx, Inc.*	10,320	139,320
Tanox, Inc.*	9,200	178,572
Telik, Inc.* (a)	22,500	76,050
United Therapeutics Corp.* (a)	5,828	371,593
Vanda Pharmaceuticals, Inc.*	9,000	182,340
Xoma Ltd.*	48,000	145,920
ZymoGenetics, Inc.* (a)	11,000	160,710
		13,134,204
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	8,000	166,880
ABIOMED, Inc.* (a)	5,300	57,134
Accuray, Inc.*	4,600	102,028
Align Technology, Inc.*	16,600	401,056
American Medical Systems Holdings, Inc.* (a)	23,400	422,136
Analogic Corp.	4,900	360,199
AngioDynamics, Inc.*	7,600	136,876
Arrow International, Inc.	6,300	241,164
ArthroCare Corp.*	7,600	333,716
Aspect Medical Systems, Inc.* (a)	6,400	95,744
Biosite, Inc.*	4,215	389,845
Conceptus, Inc.* (a)	10,400	201,448
CONMED Corp.*	9,861	288,730
Cutera, Inc.*	5,100	127,092
Cyberonics, Inc.*	7,751	130,372
Cynosure, Inc. "A"*	3,000	109,290
Datascope Corp.	2,806	107,414
DJO, Inc.*	6,100	251,747
ev3, Inc.*	3,453	58,287
Foxhollow Technologies, Inc.*	7,600	161,424
Greatbatch, Inc.*	5,900	191,160
Haemonetics Corp.*	6,700	352,487
Hansen Medical, Inc.* (a)	4,100	77,449
Hologic, Inc.*	15,400	851,774
I-Flow Corp.*	7,100	118,854
ICU Medical, Inc.*	4,900	210,406
Immucor, Inc.*	21,993	615,144
Integra LifeSciences Holdings* (a)	6,300	311,346
Invacare Corp.	7,700	141,141
Inverness Medical Innovations, Inc.*	14,600	744,892
Kensey Nash Corp.*	4,600	123,326
	Shares	Value ($)

Kyphon, Inc.*	14,500	698,175
Medical Action Industries, Inc.*	6,100	110,166
Mentor Corp.	10,692	434,951
Meridian Bioscience, Inc.	11,450	248,007
Merit Medical System, Inc.*	8,844	105,774
Micrus Endovascular Corp.*	5,700	140,220
Natus Medical, Inc.*	7,800	124,176
NuVasive, Inc.*	10,900	294,409
NxStage Medical, Inc.*	7,885	101,953
OraSure Technologies, Inc.*	13,900	113,702
Orthofix International NV*	5,900	265,324
Palomar Medical Technologies, Inc.*	5,400	187,434
PolyMedica Corp.	8,100	330,885
Quidel Corp.*	10,400	182,624
Regeneration Technologies, Inc.*	10,700	120,375
Sirona Dental Systems, Inc.* (a)	5,600	211,848
SonoSite, Inc.*	6,128	192,603
Spectranetics Corp.*	12,200	140,544
Stereotaxis, Inc.*	7,450	97,297
STERIS Corp.	21,400	654,496
SurModics, Inc.* (a)	5,500	275,000
Symmetry Medical, Inc.*	8,500	136,085
Thoratec Corp.*	14,860	273,275
Vital Signs, Inc.	2,300	127,765
Volcano Corp.*	5,000	101,050
West Pharmaceutical Services, Inc.	8,772	413,600
Wright Medical Group, Inc.*	9,300	224,316
Zoll Medical Corp.*	7,700	171,787
		14,358,402
Health Care Providers & Services 2.5%
Air Methods Corp.* (a)	4,100	150,347
Alliance Imaging, Inc.*	4,300	40,377
Amedisys, Inc.*	6,399	232,476
American Dental Partners, Inc.*	5,400	140,238
AMERIGROUP Corp.*	14,300	340,340
AMN Healthcare Services, Inc.*	8,900	195,800
AmSurg Corp.*	10,100	243,814
Apria Healthcare Group, Inc.*	12,000	345,240
Assisted Living Concepts, Inc. "A"*	13,400	142,710
Bio-Reference Laboratories, Inc.*	4,300	117,605
Capital Senior Living Corp.*	4,300	40,506
Centene Corp.*	11,600	248,472
Chemed Corp.	7,100	470,659
CorVel Corp.*	3,050	79,727
Cross Country Healthcare, Inc.*	10,300	171,804
CryoLife, Inc.*	4,700	61,147
Emergency Medical Services Corp. "A"*	3,500	136,955
Genesis HealthCare Corp.*	6,750	461,835
Gentiva Health Services, Inc.*	8,500	170,510
HealthExtras, Inc.*	7,900	233,682
HEALTHSOUTH Corp.*	23,500	425,585
Healthspring, Inc.*	11,700	223,002
Healthways, Inc.*	11,300	535,281
HMS Holdings Corp.*	4,300	82,302
Hythiam, Inc.* (a)	10,400	89,960
inVentiv Health, Inc.*	8,600	314,846
Kindred Healthcare, Inc.*	8,500	261,120
Landauer, Inc.	2,200	108,350
LCA-Vision, Inc.	6,700	316,642
LHC Group, Inc.*	5,749	150,624
	Shares	Value ($)

Magellan Health Services, Inc.*	12,900	599,463
Matria Healthcare, Inc.*	7,053	213,565
MedCath Corp.*	4,200	133,560
Molina Healthcare, Inc.*	2,900	88,508
MWI Veterinary Supply, Inc.*	1,889	75,352
National Healthcare Corp.	1,200	61,920
Nighthawk Radiology Holdings, Inc.* (a)	7,800	140,790
Odyssey HealthCare, Inc.*	12,675	150,326
Option Care, Inc.	10,000	154,000
Owens & Minor, Inc.	10,500	366,870
Providence Service Corp.* (a)	3,438	91,863
PSS World Medical, Inc.*	22,463	409,276
Psychiatric Solutions, Inc.*	17,400	630,924
Radiation Therapy Services, Inc.* (a)	3,900	102,726
RehabCare Group, Inc.*	5,400	76,896
Res-Care, Inc.*	6,700	141,638
Skilled Healthcare Group, Inc. "A"*	8,900	138,039
Sun Healthcare Group, Inc.*	14,500	210,105
Sunrise Senior Living, Inc.*	12,250	489,877
Symbion, Inc.*	8,300	180,193
		10,987,847
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	15,200	387,296
Computer Programs & Systems, Inc.	3,900	120,822
Eclipsys Corp.*	11,406	225,839
Omnicell, Inc.*	11,700	243,126
Phase Forward, Inc.*	12,443	209,415
TriZetto Group, Inc.*	15,500	300,080
Vital Images, Inc.*	6,300	171,108
		1,657,686
Life Sciences Tools & Services 1.3%
Advanced Magnetics, Inc.*	4,000	232,640
Affymetrix, Inc.*	19,000	472,910
Albany Molecular Research, Inc.*	7,400	109,890
Bio-Rad Laboratories, Inc. "A"*	5,000	377,850
Bruker BioSciences Corp.*	16,638	149,908
Cambrex Corp.	11,603	153,972
Dionex Corp.*	5,760	408,902
Enzo Biochem, Inc.* (a)	9,337	139,588
eResearch Technology, Inc.*	14,900	141,699
Exelixis, Inc.*	26,100	315,810
Illumina, Inc.* (a)	15,147	614,817
Kendle International, Inc.*	4,500	165,465
Luminex Corp.*	7,800	96,018
Medivation, Inc.*	7,200	147,096
Nektar Therapeutics* (a)	30,100	285,649
PAREXEL International Corp.*	8,860	372,652
Pharmanet Development Group, Inc.*	6,300	200,844
PRA International*	4,600	116,380
Varian, Inc.*	8,528	467,590
Ventana Medical Systems, Inc.*	9,592	741,174
Verenium Corp.* (a)	15,200	77,064
		5,787,918
Pharmaceuticals 1.5%
Adams Respiratory Therapeutics, Inc.* (a)	9,900	389,961
Akorn, Inc.* (a)	11,900	83,181
Alpharma, Inc. "A"	11,390	296,254
	Shares	Value ($)

Auxilium Pharmaceuticals, Inc.*	9,600	153,024
Bentley Pharmaceuticals, Inc.* (a)	5,800	70,412
BioMimetic Therapeutics, Inc.*	4,300	67,209
Bradley Pharmaceuticals, Inc.*	4,900	106,379
Caraco Pharmaceutical Laboratories Ltd.*	1,000	15,180
Cypress Bioscience, Inc.*	10,900	144,534
Discovery Laboratories, Inc.*	29,800	84,334
Durect Corp.*	13,400	51,590
Javelin Pharmaceuticals, Inc.*	14,900	92,231
K-V Pharmaceutical Co. "A"*	12,150	330,966
Medicines Co.*	13,800	243,156
Medicis Pharmaceutical Corp. "A" (a)	15,300	467,262
MGI Pharma, Inc.*	22,200	496,614
Nastech Pharmaceutical Co., Inc.* (a)	9,500	103,645
Noven Pharmaceuticals, Inc.*	8,500	199,325
Pain Therapeutics, Inc.* (a)	13,600	118,456
Par Pharmaceutical Companies, Inc.*	9,300	262,539
Penwest Pharmaceuticals Co.* (a)	8,300	103,501
Perrigo Co.	25,398	497,293
POZEN, Inc.*	8,900	160,823
Salix Pharmaceuticals Ltd.* (a)	16,450	202,335
Santarus, Inc.* (a)	18,300	94,611
Sciele Pharma, Inc.*	12,000	282,720
Somaxon Pharmaceuticals, Inc.*	4,200	51,072
SuperGen, Inc.*	18,283	101,654
Valeant Pharmaceuticals International	30,400	507,376
ViroPharma, Inc.*	19,000	262,200
VIVUS, Inc.*	11,200	58,576
Xenoport, Inc.*	5,820	258,524
		6,356,937
Industrials 14.9%
Aerospace & Defense 1.4%
AAR Corp.*	9,650	318,546
American Science & Engineering, Inc.* (a)	3,400	193,290
Argon ST, Inc.*	5,283	122,618
Ceradyne, Inc.*	7,475	552,851
Cubic Corp.	3,600	108,648
Curtiss-Wright Corp.	14,400	671,184
DynCorp International, Inc. "A"*	8,900	195,711
EDO Corp.	4,900	161,063
Esterline Technologies Corp.*	6,300	304,353
GenCorp, Inc.*	20,283	265,099
HEICO Corp.	8,700	366,096
Hexcel Corp.* (a)	25,900	545,713
Innovative Solutions & Support, Inc.*	4,950	114,939
Ionatron, Inc.* (a)	13,629	53,153
Ladish Co., Inc.*	5,100	219,300
Moog, Inc. "A"*	9,975	439,997
MTC Technologies, Inc.*	2,000	49,120
Orbital Sciences Corp.*	15,560	326,916
Taser International, Inc.* (a)	20,600	287,576
Teledyne Technologies, Inc.*	10,022	460,511
Triumph Group, Inc.	4,600	301,162
United Industrial Corp.	3,200	191,936
		6,249,782
	Shares	Value ($)

Air Freight & Logistics 0.5%
ABX Air, Inc.*	21,700	174,902
Atlas Air Worldwide Holdings, Inc.*	4,717	278,020
Dynamex, Inc.*	2,080	53,102
EGL, Inc.*	9,080	422,039
Forward Air Corp.	10,437	355,797
Hub Group, Inc. "A"*	10,700	376,212
Pacer International, Inc.	12,900	303,408
		1,963,480
Airlines 0.5%
Airtran Holdings, Inc.* (a)	24,400	266,448
Alaska Air Group, Inc.*	11,300	314,818
ExpressJet Holdings, Inc.*	22,100	132,158
JetBlue Airways Corp.* (a)	48,900	574,575
Midwest Air Group, Inc.*	9,100	136,682
Pinnacle Airlines Corp.*	7,100	133,125
Republic Airways Holdings, Inc.*	11,479	233,598
SkyWest, Inc.	21,400	509,962
		2,301,366
Building Products 0.6%
AAON, Inc.	2,100	66,885
American Woodmark Corp.	4,600	159,160
Ameron International Corp.	3,200	288,608
Apogee Enterprises, Inc.	10,100	280,982
Builders FirstSource, Inc.*	5,700	91,542
Gibraltar Industries, Inc.	8,850	196,027
Goodman Global, Inc.*	9,400	208,868
Griffon Corp.*	8,370	182,299
Insteel Industries, Inc.	7,200	129,600
NCI Building Systems, Inc.*	5,600	276,248
Simpson Manufacturing Co., Inc. (a)	11,500	388,010
Trex Co., Inc.* (a)	5,200	102,076
Universal Forest Products, Inc.	5,800	245,108
		2,615,413
Commercial Services & Supplies 4.3%
ABM Industries, Inc.	11,300	291,653
Acco Brands Corp.*	14,200	327,310
Administaff, Inc.	5,900	197,591
American Ecology Corp.	6,100	130,662
American Reprographics Co.*	7,540	232,157
AMREP Corp. (a)	1,100	52,305
Arrowhead Research Corp.*	12,500	62,875
Barrett Business Services, Inc.	1,200	30,996
Bowne & Co., Inc.	10,300	200,953
Brady Corp. "A"	14,800	549,672
Casella Waste Systems, Inc. "A"*	5,800	62,524
CBIZ, Inc.*	15,528	114,131
CDI Corp.	3,100	99,820
Cenveo Inc.*	14,380	333,472
Clean Harbors, Inc.*	5,500	271,810
Comfort Systems USA, Inc.	10,000	141,800
COMSYS IT Partners, Inc.*	5,274	120,300
Consolidated Graphics, Inc.*	2,900	200,912
Cornell Companies, Inc.*	4,800	117,888
CoStar Group, Inc.*	4,900	259,112
CRA International, Inc.*	4,700	226,540
Deluxe Corp.	14,300	580,723
Diamond Management & Technology Consultants, Inc.	10,700	141,240
Ennis, Inc.	7,600	178,752
Exponent, Inc.*	3,100	69,347
	Shares	Value ($)

First Advantage Corp. "A"*	3,300	75,933
FTI Consulting, Inc.*	11,400	433,542
Fuel Tech, Inc.*	6,200	212,350
G & K Services, Inc. "A"	5,172	204,346
Geo Group, Inc.*	14,100	410,310
GeoEye, Inc.*	3,400	73,882
Healthcare Services Group, Inc.	10,125	298,687
Heidrick & Struggles International, Inc.*	6,244	319,942
Herman Miller, Inc.	20,600	650,960
Hudson Highland Group, Inc.*	8,900	190,371
Huron Consulting Group, Inc.*	6,071	443,244
ICT Group, Inc.*	3,400	63,614
IHS, Inc. "A"*	8,500	391,000
IKON Office Solutions, Inc.	34,900	544,789
Innerworkings, Inc.* (a)	9,500	152,190
Interface, Inc. "A"	18,741	353,455
Kelly Services, Inc. "A"	7,800	214,188
Kenexa Corp.* (a)	7,933	299,153
Kforce, Inc.*	10,000	159,800
Knoll, Inc.	12,556	281,254
Korn/Ferry International*	11,123	292,090
Labor Ready, Inc.*	13,000	300,430
Layne Christensen Co.*	5,100	208,845
LECG Corp.*	9,600	145,056
M&F Worldwide Corp.*	3,200	213,056
McGrath Rentcorp.	6,000	202,140
Mine Safety Appliances Co.	7,800	341,328
Mobile Mini, Inc.*	12,148	354,722
Navigant Consulting, Inc.*	14,875	276,080
Odyssey Marine Exploration, Inc.*	14,600	87,746
On Assignment, Inc.*	13,300	142,576
PeopleSupport, Inc.* (a)	9,200	104,420
PHH Corp.*	15,000	468,150
Pike Electric Corp.*	3,408	76,271
Resources Connection, Inc.*	14,200	471,156
Rollins, Inc.	8,275	188,422
RSC Holdings, Inc.*	3,700	74,000
Schawk, Inc.	4,900	98,098
School Specialty, Inc.*	6,100	216,184
Spherion Corp.*	15,043	141,254
Standard Parking Corp.*	900	31,617
Standard Register Co.	3,200	36,480
Team, Inc.*	3,100	139,407
TeleTech Holdings, Inc.*	13,500	438,480
Tetra Tech, Inc.*	19,516	420,570
The Advisory Board Co.*	6,300	350,028
United Stationers, Inc.*	9,151	609,823
Viad Corp.	6,300	265,671
Volt Information Sciences, Inc.*	4,400	81,136
Waste Connections, Inc.*	19,075	576,828
Waste Industries USA, Inc.	1,300	44,382
Waste Services, Inc.* (a)	7,733	93,956
Watson Wyatt Worldwide, Inc. "A"	11,800	595,664
		18,853,621
Construction & Engineering 0.9%
Aecom Technology Corp.*	10,300	255,543
EMCOR Group, Inc.* (a)	10,400	758,160
Granite Construction, Inc.	9,950	638,591
Great Lakes Dredge & Dock Co.*	5,000	47,500
Infrasource Services, Inc.*	11,157	413,925
Insituform Technologies, Inc. "A"* (a)	9,590	209,158
	Shares	Value ($)

Integrated Electrical Services, Inc.*	4,700	154,959
Michael Baker Corp.*	3,200	118,880
Perini Corp.*	8,500	523,005
Washington Group International, Inc.*	9,100	728,091
		3,847,812
Electrical Equipment 1.7%
A.O. Smith Corp.	5,160	205,833
Acuity Brands, Inc.	13,931	839,761
American Superconductor Corp.* (a)	11,900	229,789
Azz, Inc.*	4,400	148,060
Baldor Electric Co.	14,697	724,268
Belden, Inc.	12,638	699,513
Coleman Cable, Inc.*	2,000	51,720
Encore Wire Corp.	6,750	198,720
Energy Conversion Devices, Inc.* (a)	10,709	330,051
EnerSys*	8,800	161,040
Evergreen Solar, Inc.* (a)	25,200	234,360
Franklin Electric Co., Inc. (a)	6,700	316,106
FuelCell Energy, Inc.* (a)	23,400	185,328
Genlyte Group, Inc.*	9,200	722,568
GrafTech International Ltd.*	28,098	473,170
II-VI, Inc.*	8,300	225,511
Lamson & Sessions Co.*	5,500	146,135
LSI Industries, Inc.	7,875	140,963
Medis Technologies Ltd.* (a)	8,365	122,882
Powell Industries, Inc.*	3,500	111,160
Power-One, Inc.*	16,200	64,476
Regal-Beloit Corp.	8,400	390,936
Superior Essex, Inc.*	7,140	266,679
Vicor Corp.	4,174	55,222
Woodward Governor Co.	8,100	434,727
		7,478,978
Industrial Conglomerates 0.2%
Raven Industries, Inc. (a)	4,800	171,408
Sequa Corp. "A"*	1,700	190,400
Standex International Corp.	2,500	71,100
Tredegar Corp.	8,155	173,701
Walter Industries, Inc.	13,400	388,064
		994,673
Machinery 3.0%
3D Systems Corp.* (a)	3,100	77,097
Accuride Corp.*	9,266	142,789
Actuant Corp. "A"	9,100	573,846
Albany International Corp. "A"	7,352	297,315
American Railcar Industries, Inc.	3,400	132,600
Ampco-Pittsburgh Corp.	3,000	120,270
Astec Industries, Inc.*	4,560	192,523
ASV, Inc.* (a)	7,800	134,784
Badger Meter, Inc.	3,012	85,119
Barnes Group, Inc.	15,200	481,536
Blount International, Inc.*	9,100	119,028
Briggs & Stratton Corp.	13,600	429,216
Bucyrus International, Inc. "A"	10,650	753,807
Cascade Corp.	4,100	321,604
Chart Industries, Inc.*	4,800	136,512
CIRCOR International, Inc.	3,400	137,462
Clarcor, Inc.	16,900	632,567
Columbus McKinnon Corp.*	6,600	212,520
Commercial Vehicle Group, Inc.*	4,875	90,821
	Shares	Value ($)

Dynamic Materials Corp.	4,200	157,500
EnPro Industries, Inc.*	5,500	235,345
ESCO Technologies, Inc.*	6,734	244,175
Federal Signal Corp.	13,830	219,344
Flow International Corp.*	7,700	97,020
Force Protection, Inc.* (a)	21,400	441,696
Freightcar America, Inc.	4,400	210,496
Gehl Co.*	4,215	127,967
Gorman-Rupp Co.	2,487	79,236
Greenbrier Companies, Inc. (a)	5,700	172,254
Hardinge, Inc.	4,300	146,329
Hurco Companies, Inc.*	2,100	104,958
Kadant, Inc.*	4,480	139,776
Kaydon Corp.	8,790	458,135
L.B. Foster Co. "A"*	4,000	114,720
Lindsay Corp.	4,650	205,948
Middleby Corp.*	4,800	287,136
Miller Industries, Inc.*	2,000	50,200
Mueller Industries, Inc.	10,300	354,732
Mueller Water Products, Inc. "A" (a)	36,700	626,102
NACCO Industries, Inc. "A"	1,425	221,573
Nordson Corp.	11,200	561,792
RBC Bearings, Inc.*	7,445	307,106
Robbins & Myers, Inc.	3,900	207,207
Sun Hydraulics Corp.	2,700	132,975
Tecumseh Products Co. "A"*	6,541	102,759
Tennant Co.	5,200	189,800
Titan International, Inc. (a)	6,100	192,821
TurboChef Technologies, Inc.* (a)	7,200	100,224
Twin Disc, Inc.	1,900	136,629
Valmont Industries, Inc.	6,400	465,664
Wabash National Corp.	9,700	141,911
Wabtec Corp.	13,271	484,790
Watts Water Technologies, Inc. "A" (a)	8,480	317,746
Xerium Technologies, Inc.	3,367	25,657
		13,133,139
Marine 0.3%
American Commercial Lines, Inc.*	17,500	455,875
Eagle Bulk Shipping, Inc.	14,600	327,186
Genco Shipping & Trading Ltd.	4,300	177,418
Horizon Lines, Inc. "A"	8,564	280,557
TBS Intrenational Ltd. "A"*	2,300	65,320
Ultrapetrol Bahamas Ltd.*	2,900	68,730
		1,375,086
Road & Rail 0.8%
AMERCO* (a)	3,000	226,500
Arkansas Best Corp.	6,289	245,082
Celadon Group, Inc.*	9,800	155,820
Dollar Thrifty Automotive Group, Inc.*	8,200	334,888
Florida East Coast Industries, Inc. (a)	11,600	962,568
Genesee & Wyoming, Inc.*	9,300	277,512
Heartland Express, Inc.	20,381	332,210
Knight Transportation, Inc. (a)	14,392	278,917
Marten Transport Ltd.*	4,900	88,249
Old Dominion Freight Line, Inc.*	9,550	287,932
Patriot Transportation Holding, Inc.*	200	17,340
Saia, Inc.*	5,249	143,088
Universal Truckload Services, Inc.*	2,210	43,913
	Shares	Value ($)

Werner Enterprises, Inc. (a)	13,700	276,055
		3,670,074
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	12,050	355,475
Beacon Roofing Supply, Inc.* (a)	13,508	229,501
BlueLinx Holdings, Inc.	4,130	43,324
Electro Rent Corp.	3,900	56,706
H&E Equipment Services, Inc.*	4,500	124,830
Houston Wire & Cable Co.*	6,100	173,301
Interline Brands, Inc.*	6,700	174,736
Kaman Corp.	7,400	230,806
Lawson Products, Inc.	500	19,350
NuCo2, Inc.*	5,900	151,453
Rush Enterprises, Inc. "A"*	7,400	160,728
TAL International Group, Inc.	3,800	112,898
TransDigm Group, Inc.*	2,990	120,975
UAP Holding Corp.	17,300	521,422
Watsco, Inc.	6,353	345,603
Williams Scotsman International, Inc.*	10,700	254,767
		3,075,875
Transportation Infrastructure 0.0%
Interpool, Inc.	2,311	62,166
Star Maritime Acquisition Corp.* (a)	10,100	123,826
		185,992
Information Technology 17.8%
Communications Equipment 2.6%
3Com Corp.*	125,200	517,076
Acme Packet, Inc.*	3,900	44,811
ADTRAN, Inc.	17,300	449,281
Anaren, Inc.*	5,670	99,849
Andrew Corp.*	43,500	628,140
Arris Group, Inc.* (a)	30,500	536,495
Avanex Corp.*	66,700	120,060
Avocent Corp.*	15,000	435,150
Bel Fuse, Inc. "B"	2,335	79,460
Black Box Corp.	6,474	267,894
Blue Coat Systems, Inc.*	4,400	217,888
C-COR, Inc.*	16,866	237,136
Comtech Group, Inc.*	6,100	100,711
Comtech Telecommunications Corp.*	7,750	359,755
Digi International, Inc.*	7,100	104,654
Ditech Networks, Inc.*	10,600	86,814
Dycom Industries, Inc.*	10,666	319,767
EMS Technologies, Inc.*	3,200	70,592
Extreme Networks, Inc.*	34,600	140,130
Finisar Corp.* (a)	72,200	272,916
Foundry Networks, Inc.*	45,800	763,028
Harmonic, Inc.*	26,800	237,716
Harris Stratex Networks, Inc. "A"*	7,050	126,759
Hughes Communications, Inc.*	900	46,962
Inter-Tel, Inc.	8,890	212,738
InterDigital Communications Corp.*	13,100	421,427
Ixia*	10,400	96,304
Loral Space & Communications, Inc.*	2,700	133,056
MasTec, Inc.*	10,000	158,200
MRV Communications, Inc.* (a)	43,534	141,485
NETGEAR, Inc.*	9,600	348,000
Oplink Communications, Inc.*	9,171	137,565
	Shares	Value ($)

OpNext, Inc.*	5,600	74,144
Optium Corp*	5,600	70,247
Orbcomm, Inc.*	5,800	95,178
Packeteer, Inc.*	13,500	105,435
Plantronics, Inc.	12,500	327,750
Polycom, Inc.*	28,700	964,320
Powerwave Technologies, Inc.* (a)	34,100	228,470
Sirenza Microdevices, Inc.*	14,000	166,180
Sonus Networks, Inc.*	72,100	614,292
Sycamore Networks, Inc.*	55,100	221,502
Symmetricom, Inc.*	15,100	126,840
Tekelec*	16,800	242,256
UTStarcom, Inc.* (a)	37,700	211,497
ViaSat, Inc.*	6,000	192,600
		11,552,530
Computers & Peripherals 1.1%
Adaptec, Inc.*	44,200	168,402
Avid Technology, Inc.* (a)	11,400	402,990
Cray, Inc.*	11,900	90,797
Eletronics for Imaging, Inc.*	18,700	527,714
Emulex Corp.*	23,400	511,056
Gateway, Inc.*	71,592	113,831
Hutchinson Technology, Inc.*	9,800	184,338
Hypercom Corp.*	19,100	112,881
Imation Corp.	9,100	335,426
Immersion Corp.*	9,300	139,314
Intermec, Inc.* (a)	16,400	415,084
Intevac, Inc.*	7,200	153,072
Komag, Inc.*	9,200	293,388
Novatel Wireless, Inc.*	9,900	257,598
Palm, Inc.* (a)	28,809	461,232
Quantum Corp.*	50,200	159,134
Rackable Systems, Inc.* (a)	9,900	122,364
Rimage Corp.*	1,700	53,703
STEC, Inc.*	11,800	75,874
Stratasys, Inc.*	3,750	176,175
Synaptics, Inc.*	8,700	311,373
		5,065,746
Electronic Equipment & Instruments 2.5%
Acacia Research — Acacia Technologies*	10,700	172,912
Aeroflex, Inc.*	19,750	279,858
Agilysys, Inc.	10,568	237,780
Anixter International, Inc.*	8,700	654,327
Benchmark Electronics, Inc.*	19,548	442,176
Brightpoint, Inc.*	17,030	234,844
Checkpoint Systems, Inc.*	10,200	257,550
Cogent, Inc.*	12,200	179,218
Cognex Corp.	15,000	337,650
Coherenet, Inc.*	9,974	304,307
Color Kinetics, Inc.* (a)	5,852	195,515
CTS Corp.	13,590	172,049
Daktronics, Inc.	11,100	238,428
DTS, Inc.*	7,400	161,098
Echelon Corp.* (a)	10,100	157,863
Electro Scientific Industries, Inc.*	9,556	198,765
Excel Technology, Inc.*	5,035	140,678
FARO Technologies, Inc.*	3,100	98,766
FLIR Systems, Inc.* (a)	20,800	962,000
Gerber Scientific, Inc.*	9,600	111,552
Insight Enterprises, Inc.*	15,962	360,262
IPG Photonics Corp.*	3,000	59,850
	Shares	Value ($)

Itron, Inc.*	9,100	709,254
KEMET Corp.*	21,900	154,395
L-1 Identity Solutions, Inc.*	16,560	338,652
Littelfuse, Inc.*	7,786	262,933
LoJack Corp.*	7,300	162,717
Measurement Specialties, Inc.*	3,111	73,668
Mercury Computer Systems, Inc.*	6,922	84,448
Methode Electronics, Inc. "A"	13,428	210,148
MTS Systems Corp.	6,300	281,421
Multi-Fineline Electronix, Inc.* (a)	2,000	34,320
Newport Corp.*	13,000	201,240
OSI Systems, Inc.*	4,300	117,605
OYO Geospace Corp.*	1,600	118,704
Park Electrochemical Corp.	7,187	202,530
PC Connection, Inc.*	1,900	25,156
Plexus Corp.*	12,324	283,329
RadiSys Corp.*	8,374	103,838
Rofin-Sinar Technologies, Inc.*	5,300	365,700
Rogers Corp.*	4,500	166,500
Scansource, Inc.*	9,000	287,910
Smart Modular Technologies, Inc.*	12,600	173,376
SYNNEX Corp.*	4,186	86,273
Technitrol, Inc.	11,900	341,173
TTM Technologies, Inc.*	14,700	191,100
Universal Display Corp.* (a)	5,215	81,928
X-Rite, Inc.	6,400	94,528
Zygo Corp.*	4,200	60,018
		11,170,312
Internet Software & Services 2.5%
24/7 Real Media, Inc.*	16,800	197,064
Ariba, Inc.*	21,621	214,264
Art Technology Group, Inc.*	47,700	126,882
AsiaInfo Holdings, Inc.*	12,100	117,370
Bankrate, Inc.* (a)	3,000	143,760
Chordiant Software, Inc.*	11,380	178,211
CMGI, Inc.*	133,900	261,105
CNET Networks, Inc.*	42,300	346,437
CyberSource Corp.*	10,000	120,600
DealerTrack Holdings, Inc.*	8,900	327,876
Digital River, Inc.*	11,600	524,900
DivX, Inc.* (a)	8,700	130,500
EarthLink, Inc.*	34,500	257,715
eCollege.com, Inc.*	6,700	149,075
Equinix, Inc.*	9,900	905,553
Greenfield Online, Inc.*	8,200	130,462
iBasis, Inc.*	6,400	64,320
Imergent, Inc. (a)	4,200	102,732
InfoSpace, Inc.	8,400	194,964
Internap Network Services Corp.* (a)	12,430	179,241
Internet Capital Group, Inc.*	12,300	152,520
Interwoven, Inc.*	14,750	207,090
iPass, Inc.* (a)	19,800	107,316
j2 Global Communications, Inc.* (a)	13,500	471,150
Liquidity Services, Inc.*	2,200	41,316
LoopNet, Inc.*	6,600	153,978
Marchex, Inc. "B"	10,000	163,200
NIC, Inc.	12,300	84,132
Omniture, Inc.*	9,500	217,740
On2 Technologies, Inc.*	37,600	112,800
Online Resources Corp.*	9,600	105,408
Openwave Systems, Inc.*	23,166	145,019
Perficient, Inc.*	10,200	211,140
	Shares	Value ($)

RealNetworks, Inc.*	28,600	233,662
S1 Corp.*	19,700	157,403
SAVVIS, Inc.*	8,800	435,688
Sohu.com, Inc.* (a)	7,200	230,328
SonicWALL, Inc.*	23,200	199,288
Terremark Worldwide, Inc.*	11,592	74,768
The Knot, Inc.*	9,600	193,824
TheStreet.com, Inc.	7,900	85,952
Travelzoo, Inc.*	3,200	85,088
United Online, Inc.	18,650	307,539
ValueClick, Inc.*	28,600	842,556
Vignette Corp.*	10,440	200,030
VistaPrint Ltd.*	13,800	527,850
Visual Sciences, Inc.* (a)	7,100	109,837
Vocus, Inc.*	4,800	120,528
Websense, Inc.*	12,800	272,000
		10,922,181
IT Services 1.9%
Authorize.Net Holdings, Inc.*	10,204	182,549
BearingPoint, Inc.*	54,500	398,395
CACI International, Inc. "A"*	8,200	400,570
Cass Information Systems, Inc.	1,000	36,260
CIBER, Inc.*	14,147	115,722
Covansys Corp.*	8,800	298,584
CSG Systems International, Inc.*	14,900	394,999
eFunds Corp.*	15,400	543,466
Euronet Worldwide, Inc.*	15,000	437,400
Exlservice Holdings, Inc.*	4,800	89,952
Forrester Research, Inc.*	5,200	146,276
Gartner, Inc. "A"*	22,385	550,447
Gevity HR, Inc.	9,100	175,903
Global Cash Access Holdings, Inc.*	10,400	166,608
Heartland Payment Systems, Inc. (a)	3,060	89,750
iGATE Corp.*	4,288	34,390
Infocrossing, Inc.* (a)	8,300	153,301
infoUSA, Inc.	9,800	100,156
Integral Systems, Inc.	2,390	58,101
Lionbridge Technologies, Inc.*	22,000	129,580
ManTech International Corp. "A"*	4,200	129,486
MAXIMUS, Inc.	6,100	264,618
MPS Group, Inc.*	28,672	383,345
Ness Technologies, Inc.*	10,400	135,304
Perot Systems Corp. "A"*	22,600	385,104
RightNow Technologies, Inc.*	4,300	70,563
Safeguard Scientifics, Inc.*	27,800	78,118
SAIC, Inc.*	26,900	486,083
Sapient Corp.*	20,100	155,373
SI International, Inc.*	5,000	165,100
SRA International, Inc. "A"*	10,300	260,178
Sykes Enterprises, Inc.*	8,500	161,415
Syntel, Inc.	2,400	72,936
The BISYS Group, Inc.*	40,300	476,749
TNS, Inc.	10,700	154,187
Wright Express Corp.*	11,200	383,824
		8,264,792
Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	8,568	119,181
Advanced Analogic Technologies, Inc.*	14,354	139,234
Advanced Energy Industries, Inc.*	9,006	204,076
AMIS Holdings, Inc.*	15,900	199,068
Amkor Technology, Inc.*	29,300	461,475
	Shares	Value ($)

ANADIGICS, Inc.* (a)	15,500	213,745
Applied Micro Circuits Corp.*	79,100	197,750
Asyst Technologies, Inc.*	16,100	116,403
Atheros Communications*	15,100	465,684
ATMI, Inc.*	9,606	288,180
Axcelis Technologies, Inc.*	29,300	190,157
Brooks Automation, Inc.*	21,596	391,967
Cabot Microelectronics Corp.* (a)	6,600	234,234
Cirrus Logic, Inc.*	30,300	251,490
Cohu, Inc.	7,483	166,497
Conexant Systems, Inc.*	130,100	179,538
Credence Systems Corp.*	36,380	130,968
Cymer, Inc.*	10,073	404,935
Diodes, Inc.*	7,100	296,567
DSP Group, Inc.*	10,700	219,029
Eagle Test Systems, Inc.*	2,900	46,574
Entegris, Inc.*	41,685	495,218
Exar Corp.*	14,982	200,759
FEI Co.* (a)	11,702	379,847
FormFactor, Inc.*	13,000	497,900
Genesis Microchip, Inc.*	13,100	122,616
Hittite Microwave Corp.*	3,599	153,785
IXYS Corp.*	7,100	59,285
Kulicke & Soffa Industries, Inc.*	20,700	216,729
Lattice Semiconductor Corp.*	40,700	232,804
LTX Corp.*	22,674	126,067
Mattson Technology, Inc.*	17,200	166,840
Micrel, Inc.	15,500	197,160
Microsemi Corp.* (a)	20,588	493,082
Microtune, Inc.*	16,500	86,295
MIPS Technologies, Inc.*	16,000	140,640
MKS Instruments, Inc.*	16,700	462,590
Monolithic Power Systems, Inc.*	5,800	101,210
Netlogic Microsystems, Inc.* (a)	3,900	124,176
OmniVision Technologies, Inc.* (a)	14,700	266,217
ON Semiconductor Corp.*	69,500	745,040
PDF Solutions, Inc.*	6,100	72,163
Pericom Semiconductor Corp.*	11,200	124,992
Photronics, Inc.*	15,368	228,676
PLX Technology, Inc.*	10,000	111,600
PMC-Sierra, Inc.* (a)	55,600	429,788
RF Micro Devices, Inc.*	53,300	332,592
Rudolph Technologies, Inc.*	8,602	142,879
Semitool, Inc.*	7,200	69,192
Semtech Corp.*	24,500	424,585
Sigma Designs, Inc.* (a)	6,800	177,412
Silicon Image, Inc.*	23,700	203,346
Silicon Storage Technology, Inc.*	28,000	104,440
SiRF Technology Holdings, Inc.*	14,200	294,508
Skyworks Solutions, Inc.*	43,200	317,520
Spansion, Inc. "A"*	22,400	248,640
Standard Microsystems Corp.*	7,961	273,381
Supertex, Inc.*	4,848	151,936
Techwell, Inc.*	5,800	75,980
Tessera Technologies, Inc.*	12,900	523,095
Trident Microsystems, Inc.* (a)	15,800	289,930
TriQuint Semiconductor, Inc.*	45,478	230,119
Ultra Clean Holdings, Inc.*	7,300	102,054
Ultratech, Inc.*	9,228	123,009
Veeco Instruments, Inc.*	11,500	238,510
Volterra Semiconductor Corp.* (a)	7,800	110,760
Zoran Corp.*	12,965	259,819
		15,845,938
	Shares	Value ($)

Software 3.6%
Actuate Corp.*	12,900	87,591
Advent Software, Inc.*	6,500	211,575
Agile Software Corp.*	22,700	182,962
Ansoft Corp.*	6,300	185,787
ANSYS, Inc.*	21,200	561,800
Aspen Technology, Inc.*	25,496	356,944
Blackbaud, Inc.	14,682	324,179
Blackboard, Inc.*	9,600	404,352
Borland Software Corp.* (a)	28,129	167,086
Bottomline Technologies, Inc.*	7,100	87,685
Commvault Systems, Inc.*	12,600	217,602
Concur Technologies, Inc.*	11,300	258,205
Double-Take Software, Inc.*	4,000	65,640
Epicor Software Corp.*	16,500	245,355
EPIQ Systems, Inc.*	10,100	163,216
eSPEED, Inc. "A"*	9,200	79,488
FalconStor Software, Inc.*	12,583	132,751
i2 Technologies, Inc.* (a)	5,500	102,520
Informatica Corp.*	23,000	339,710
Intervoice, Inc.*	15,200	126,616
Jack Henry & Associates, Inc.	25,700	661,775
JDA Software Group, Inc.*	9,182	180,243
Lawson Software, Inc.*	43,400	429,226
Macrovision Corp.*	17,200	517,032
Magma Design Automation, Inc.*	13,600	190,944
Manhattan Associates, Inc.*	8,500	237,235
Mentor Graphics Corp.*	23,800	313,446
MICROS Systems, Inc.*	13,166	716,230
MicroStrategy, Inc. "A"*	2,700	255,123
Midway Games, Inc.* (a)	8,559	54,435
MSC.Software Corp.*	10,300	139,462
Net 1 UEPS Technologies, Inc.* (a)	13,800	333,270
Nuance Communications, Inc.* (a)	37,836	632,996
Opsware, Inc.* (a)	29,400	279,594
Parametric Technology Corp.*	36,400	786,604
Pegasystems, Inc.	2,700	29,511
Progress Software Corp.*	13,394	425,795
QAD, Inc.	3,400	28,220
Quality Systems, Inc.	6,400	243,008
Quest Software, Inc.*	18,400	297,896
Radiant Systems, Inc.*	8,300	109,892
Renaissance Learning, Inc.	1,900	24,985
Secure Computing Corp.*	15,337	116,408
Smith Micro Software, Inc.*	10,300	155,118
Solera Holdings, Inc.*	5,900	114,342
Sonic Solutions*	9,500	119,795
SourceForge, Inc.*	24,700	104,234
SPSS, Inc.*	6,400	282,496
Sybase, Inc.*	24,800	592,472
Synchronoss Technologies, Inc.*	5,700	167,238
Take-Two Interactive Software, Inc.* (a)	19,900	397,403
Taleo Corp. "A"*	5,916	133,288
THQ, Inc.*	18,445	562,941
TIBCO Software, Inc.*	57,900	523,995
Transaction Systems Architects, Inc. "A"*	12,406	417,586
Tyler Technologies, Inc.*	10,000	124,100
Ultimate Software Group, Inc.*	8,600	248,798
VASCO Data Security International, Inc.*	8,900	202,564
	Shares	Value ($)

Wind River Systems, Inc.*	25,900	284,900
		15,735,664
Materials 4.5%
Chemicals 2.0%
A. Schulman, Inc.	9,000	218,970
American Vanguard Corp. (a)	3,933	56,320
Arch Chemicals, Inc.	7,288	256,100
Balchem Corp.	3,400	61,778
Calgon Carbon Corp.* (a)	14,700	170,520
CF Industries Holdings, Inc.	16,000	958,240
Ferro Corp.	10,832	270,042
Flotek Industries, Inc.*	3,100	185,845
Georgia Gulf Corp.	12,047	218,171
H.B. Fuller Co.	16,996	508,010
Hercules, Inc.*	36,700	721,155
Innophos Holdings, Inc.	3,500	50,050
Innospec, Inc.	3,100	183,551
Koppers Holdings, Inc.	6,400	215,552
Kronos Worldwide, Inc.	1,019	25,730
LSB Industries, Inc.*	5,900	126,142
Minerals Technologies, Inc.	5,368	359,387
NewMarket Corp.	4,300	207,991
NL Industries, Inc.	1,832	18,357
Olin Corp.	20,254	425,334
OM Group, Inc.*	8,200	433,944
Pioneer Companies, Inc.*	4,600	158,102
PolyOne Corp.*	23,362	167,973
Rockwood Holdings, Inc.*	12,087	441,780
Sensient Technologies Corp.	11,433	290,284
Spartech Corp.	10,000	265,500
Stepan Co.	1,000	30,280
Symyx Technologies, Inc.*	12,370	142,379
Terra Industries, Inc.*	26,500	673,630
Tronox, Inc. "B"	12,300	172,815
W.R. Grace & Co.*	19,800	484,902
Zoltek Companies, Inc.* (a)	5,900	245,027
		8,743,861
Construction Materials 0.2%
Headwaters, Inc.*	13,900	240,053
Texas Industries, Inc.	7,647	599,601
US Concrete, Inc.*	13,500	117,315
		956,969
Containers & Packaging 0.6%
AEP Industries, Inc.*	2,700	121,527
AptarGroup, Inc.	19,300	686,308
Chesapeake Corp.	7,033	88,405
Graphic Packaging Corp.*	17,700	85,668
Greif, Inc. "A"	9,300	554,373
Myers Industries, Inc.	10,459	231,248
Rock-Tenn Co. "A"	9,800	310,856
Silgan Holdings, Inc.	8,500	469,880
		2,548,265
Metals & Mining 1.4%
A.M. Castle & Co.	4,400	158,004
AMCOL International Corp.	6,750	184,343
Apex Silver Mines Ltd.* (a)	18,300	369,294
Brush Engineered Materials, Inc.*	5,700	239,343
Century Aluminum Co.* (a)	7,600	415,188
Coeur d'Alene Mines Corp.* (a)	77,000	276,430
	Shares	Value ($)

Compass Minerals International, Inc.	9,400	325,804
Haynes International, Inc.*	3,100	261,733
Hecla Mining Co.*	36,000	307,440
Idaho General Mines, Inc.*	16,900	107,146
Kaiser Aluminum Corp.*	5,000	364,400
Metal Management, Inc.	7,100	312,897
Northwest Pipe Co.*	3,900	138,723
Olympic Steel, Inc.	3,400	97,444
Quanex Corp.	10,175	495,523
Royal Gold, Inc.	9,300	221,061
RTI International Metals, Inc.*	6,400	482,368
Ryerson, Inc.	7,588	285,688
Schnitzer Steel Industries, Inc. "A"	6,150	294,831
Stillwater Mining Co.*	9,825	108,173
Universal Stainless & Alloy Products, Inc.*	2,800	98,644
US Gold Corp.*	16,200	89,100
Wheeling-Pittsburgh Corp.*	4,800	91,344
Worthington Industries, Inc.	21,100	456,815
		6,181,736
Paper & Forest Products 0.3%
Bowater, Inc. (a)	18,500	461,575
Buckeye Technologies, Inc.*	13,098	202,626
Deltic Timber Corp.	2,400	131,568
Glatfelter	13,808	187,651
Mercer International, Inc.*	12,212	124,562
Neenah Paper, Inc.	5,000	206,300
Schweitzer-Mauduit International, Inc.	3,100	96,100
Wausau Paper Corp.	11,480	153,832
		1,564,214
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	15,600	247,104
Cbeyond, Inc.*	7,000	269,570
Cincinnati Bell, Inc.*	74,700	431,766
Cogent Communications Group, Inc.*	14,800	442,076
Consolidated Communications Holdings, Inc.	5,330	120,458
CT Communications, Inc.	7,100	216,621
Eschelon Telecom, Inc.*	1,900	56,240
FairPoint Communications, Inc.	13,690	242,997
General Communication, Inc. "A"*	15,500	198,555
Global Crossing Ltd.*	7,800	147,264
Globalstar, Inc.* (a)	5,600	57,960
Golden Telecom, Inc.	5,161	283,907
IDT Corp. "B"	13,200	136,224
Iowa Telecommunications Services, Inc.	8,400	190,932
North Pittsburgh Systems, Inc.	3,400	72,250
NTELOS Holdings Corp.*	9,100	251,524
PAETEC Holding Corp.*	22,499	254,014
Premiere Global Services, Inc.*	18,448	240,193
Shenandoah Telecommunications Co.	1,624	82,548
SureWest Communications	3,400	92,616
Time Warner Telecom, Inc. "A"* (a)	41,900	842,190
Vonage Holdings Corp.* (a)	12,200	37,942
		4,914,951
	Shares	Value ($)

Wireless Telecommunication Services 0.3%
Centennial Communications Corp.*	5,500	52,195
Dobson Communications Corp. "A"*	40,900	454,399
FiberTower Corp.* (a)	33,600	145,488
ICO Global Communications Holdings Ltd.*	22,700	78,996
InPhonic, Inc.* (a)	12,500	58,250
iPCS, Inc.	5,400	182,898
Rural Celluar Corp. "A"*	4,100	179,621
Syniverse Holdings, Inc.*	5,420	69,701
USA Mobility, Inc.*	8,164	218,469
		1,440,017
Utilities 2.6%
Electric Utilities 1.0%
ALLETE, Inc.	8,500	399,925
Central Vermont Public Service Corp.	2,800	105,504
Cleco Corp.	15,460	378,770
El Paso Electric Co.*	13,500	331,560
Empire District Electric Co.	7,100	158,827
IDACORP, Inc.	12,300	394,092
ITC Holdings Corp.	13,300	540,379
MGE Energy, Inc.	4,500	147,015
Otter Tail Corp.	7,100	227,697
Portland General Electric Co.	12,100	332,024
UIL Holdings Corp.	6,633	219,553
Unisource Energy Corp.	8,500	279,565
Westar Energy, Inc.	29,700	721,116
		4,236,027
Gas Utilities 0.8%
Cascade Natural Gas Corp.	3,000	79,230
EnergySouth, Inc.	1,100	56,100
New Jersey Resources Corp.	9,750	497,445
Nicor, Inc.	15,300	656,676
Northwest Natural Gas Co.	7,407	342,129
Piedmont Natural Gas Co., Inc. (a)	23,700	584,205
Semco Energy, Inc.*	5,300	41,181
South Jersey Industries, Inc.	9,600	339,648
Southwest Gas Corp.	13,512	456,841
The Laclede Group, Inc.	4,800	153,024
WGL Holdings, Inc.	17,100	558,144
		3,764,623
Independent Power Producers & Energy Traders 0.0%
Ormat Technologies, Inc.	2,700	101,736
Multi-Utilities 0.6%
Aquila, Inc.*	112,100	458,489
Avista Corp.	15,371	331,245
Black Hills Corp.	13,100	520,725
CH Energy Group, Inc.	4,200	188,874
NorthWestern Corp.	13,200	419,892
PNM Resources, Inc.	25,400	705,866
		2,625,091
Water Utilities 0.2%
American States Water Co.	4,300	152,951
California Water Service Group	4,000	149,960
Consolidated Water Co., Ltd.	6,000	175,860
SJW Corp.	3,100	103,230
Southwest Water Co.	10,325	131,850
		713,851
Total Common Stocks (Cost $357,589,074)		431,606,291
	Shares	Value ($)

Warrants 0.0%
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Bill, 4.835**, 8/9/2007 (b) (Cost $527,986)	540,000	527,986
	Shares	Value ($)

Closed End Investment Company 0.0%
Technology Investment Capital Corp. (Cost $80,774)	5,300	83,687

	Shares	Value ($)

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $44,052,750)	44,052,750	44,052,750

Cash Equivalents 7.6%
Cash Management QP Trust, 5.34% (c) (Cost $33,167,358)	33,167,358	33,167,358
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 435,417,942)+	115.7	509,438,072
Other Assets and Liabilities, Net	(15.7)	(69,133,393)
Net Assets	100.0	440,304,679
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $436,403,066. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $73,035,006. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $92,863,261 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,828,255.
(a) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $42,824,971 which is 9.7% of net assets.
(b) At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	9/21/2007	118	9,932,287	9,936,780	4,493

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $358,197,834) — including $42,824,971 of securities loaned	$ 432,217,964
Investment in Daily Assets Fund Institutional (cost $44,052,750)*	44,052,750
Investment in Cash Management QP Trust (cost $33,167,358)	33,167,358
Total investments in securities, at value (cost $435,417,942)	509,438,072
Receivable for investments sold	3,024,189
Dividends receivable	530,842
Interest receivable	121,015
Receivable for Portfolio shares sold	55,277
Other assets	19,591
Total assets	513,188,986
Liabilities
Payable for investments purchased	26,143,523
Payable upon return of securities loaned	44,052,750
Cash overdraft	1,716,023
Payable for Portfolio shares redeemed	558,750
Payable for daily variation margin on open futures contracts	35,822
Accrued management fee	220,209
Other accrued expenses and payables	157,230
Total liabilities	72,884,307
Net assets, at value	$ 440,304,679
Net Assets
Net assets consist of: Undistributed net investment income	3,288,782
Net unrealized appreciation (depreciation) on: Investments	74,020,130
Futures	4,493
Accumulated net realized gain (loss)	63,444,695
Paid-in capital	299,546,579
Net assets, at value	$ 440,304,679
Class A Net Asset Value, offering and redemption price per share ($358,242,343 ÷ 22,495,981 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.92
Class B Net Asset Value, offering and redemption price per share ($82,062,336 ÷ 5,149,002 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.94
* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,017)	$ 4,106,974
Interest — Cash Management QP Trust	331,361
Interest	17,612
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	460,709
Total Income	4,916,656
Expenses: Management fee	1,003,572
Administration fee	286,735
Custodian fee	23,312
Distribution service fee (Class B)	93,428
Services to shareholders	873
Auditing	21,488
Legal	7,297
Trustees' fees and expenses	4,804
Reports to shareholders and shareholder meeting	153,077
Other	44,866
Total expenses before expense reductions	1,639,452
Expense reductions	(26,457)
Total expenses after expense reductions	1,612,995
Net investment income (loss)	3,303,661
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	23,852,625
In-kind redemptions	41,145,692
Futures	(498,131)
64,500,186
Net unrealized appreciation (depreciation) during the period on: Investments	(32,281,179)
Futures	(7,697)
(32,288,876)
Net gain (loss) on investment transactions	32,211,310
Net increase (decrease) in net assets resulting from operations	$ 35,514,971

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31 2006
Operations: Net investment income (loss)	$ 3,303,661	$ 4,988,174
Net realized gain (loss) on investment transactions	64,500,186	57,596,150
Net unrealized appreciation (depreciation) during the period on investment transactions	(32,288,876)	26,349,865
Net increase (decrease) in net assets resulting from operations	35,514,971	88,934,189
Distributions to shareholders from: Net investment income: Class A	(4,565,770)	(3,341,721)
Class B	(458,283)	(197,968)
Net realized gains: Class A	(33,459,835)	(22,356,114)
Class B	(4,794,943)	(2,283,460)
Portfolio share transactions: Class A Proceeds from shares sold	71,764,128	175,259,933
Reinvestment of distributions	38,025,605	25,697,835
Cost of shares redeemed	(79,938,909)	(168,303,718)
In-kind redemptions	(200,297,872)	—
Net increase (decrease) in net assets from Class A share transactions	(170,447,048)	32,654,050
Class B Proceeds from shares sold	13,208,201	21,744,877
Reinvestment of distributions	5,253,226	2,481,428
Cost of shares redeemed	(3,208,349)	(8,344,202)
Net increase (decrease) in net assets from Class B share transactions	15,253,078	15,882,103
Increase (decrease) in net assets	(162,957,830)	109,291,079
Net assets at beginning of period	603,262,509	493,971,430
Net assets at end of period (including undistributed net investment income of $3,288,782 and $5,009,174, respectively)	$ 440,304,679	$ 603,262,509
Other Information
Class A Shares outstanding at beginning of period	33,226,950	31,152,730
Shares sold	4,442,785	11,439,090
Shares issued to shareholders in reinvestment of distributions	2,409,734	1,655,788
Shares redeemed	(4,972,200)	(11,020,658)
In-kind redemptions	(12,611,288)	—
Net increase (decrease) in Class A shares	(10,730,969)	2,074,220
Shares outstanding at end of period	22,495,981	33,226,950
Class B Shares outstanding at beginning of period	4,198,980	3,160,434
Shares sold	815,937	1,428,622
Shares issued to shareholders in reinvestment of distributions	332,482	159,680
Shares redeemed	(198,397)	(549,756)
Net increase (decrease) in Class B shares	950,022	1,038,546
Shares outstanding at end of period	5,149,002	4,198,980

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 16.12	$ 14.40	$ 14.35	$ 12.24	$ 8.45	$ 10.73
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.14	.11	.11	.09	.10
Net realized and unrealized gain (loss) on investment transactions	.88	2.34	.42	2.06	3.79	(2.31)
Total from investment operations	.98	2.48	.53	2.17	3.88	(2.21)
Less distributions from: Net investment income	(.14)	(.10)	(.09)	(.06)	(.09)	(.06)
Net realized gain on investment transactions	(1.04)	(.66)	(.39)	—	—	(.01)
Total distributions	(1.18)	(.76)	(.48)	(.06)	(.09)	(.07)
Net asset value, end of period	$ 15.92	$ 16.12	$ 14.40	$ 14.35	$ 12.24	$ 8.45
Total Return (%)[c]	6.24**	17.49	4.26	17.76	46.42	(20.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	358	536	449	450	316	144
Ratio of expenses before expense reductions (%)	.51*	.47	.46	.48	.61	.61
Ratio of expenses after expense reductions (%)	.50*	.45	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	1.21*	.93	.78	.87	.91	1.09
Portfolio turnover rate (%)	18d**	42	26	22	28	40
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.11	$ 14.39	$ 14.34	$ 12.23	$ 8.44	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.10	.07	.08	.07	.06
Net realized and unrealized gain (loss) on investment transactions	.89	2.34	.43	2.05	3.80	(2.79)
Total from investment operations	.97	2.44	.50	2.13	3.87	(2.73)
Less distributions from: Net investment income	(.10)	(.06)	(.06)	(.02)	(.08)	(.05)
Net realized gain on investment transactions	(1.04)	(.66)	(.39)	—	—	(.01)
Total distributions	(1.14)	(.72)	(.45)	(.02)	(.08)	(.06)
Net asset value, end of period	$ 15.94	$ 16.11	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Total Return (%)[d]	6.09**	17.19	3.99	17.48	46.05	(24.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	82	68	45	35	18	2
Ratio of expenses before expense reductions (%)	.76*	.72	.71	.73	.87	.88*
Ratio of expenses after expense reductions (%)	.76*	.70	.70	.70	.70	.70*
Ratio of net investment income (loss) (%)	.95*	.68	.53	.66	.66	1.11*
Portfolio turnover rate (%)	18e**	42	26	22	28	40
a For the six months ended June 30, 2007 (Unaudited).
[b] For the period April 30, 2002 (commencement of operations) to December 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio enters into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. At fiscal year end, the Portfolio recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on available information and at a later date, a recharacterization will be made in the following year. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gain. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $101,990,123 and $92,599,381, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2007 through September 30, 2007, the Advisor has contractually agreed to waive all of a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses of 0.48% for Class A.

Accordingly, for the six months ended June 30, 2007, the Advisor waived a portion of its management fee aggregating $24,423 and the amount charged aggregated $979,149, which was equivalent to an annualized effective rate of 0.34% of the Portfolio's average daily net assets.

The Advisor may recoup any of its waived/reimbursed investment management fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. As of June 30, 2007, $303,868 was subject to repayment to the Advisor.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $286,735, of which $42,145 is unpaid.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2007, the Distribution service fee as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2007
Class B	$ 93,428	$ 18,561

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2007
Class A	$ 680	$ 680	$ —
Class B	193	—	64
	$ 873	$ 680	$ 64

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" aggregated $10,681, of which $9,828 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2007, the Portfolio's custodian fees were reduced by $1,354 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2007, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 49%. At June 30, 2007, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 56% and 21%, respectively.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

H. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute portfolio securities rather than cash as payments for a redemption of Portfolio shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2007, the Portfolio realized $41,145,692 of net gain attributable to in-kind redemptions.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Portfolio's Advisor

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-3 (49963 8/07)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 16, 2007